Nuveen Credit Income Fund
Portfolio of Investments November 30, 2022
(Unaudited)
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 98.8%
X 48,389,455 CORPORATE BONDS - 57.6%
X 48,389,455
Aerospace & Defense - 1.5%
$ 250 Bombardier Inc, 144A 6.000% 2/15/28 B- $ 234,423
200 Embraer Netherlands Finance BV, 144A 6.950% 1/17/28 BB+ 198,802
500 MAXAR TECHNOLOGIES INC, 144A 7.750% 6/15/27 B+ 491,340
300 TransDigm Inc 6.375% 6/15/26 B- 294,639
1,250 Total Aerospace & Defense 1,219,204
Air Freight & Logistics - 0.3%
300 Cargo Aircraft Management Inc, 144A 4.750% 2/01/28 BB 268,164
Airlines - 1.7%
645 Air Canada 2020-2 Class B Pass Through Trust2020 A,
144A
9.000% 10/01/25 BBB 639,287
500 Delta Air Lines Inc (3) 4.375% 4/19/28 Baa3 456,923
350 United Airlines Inc, 144A 4.625% 4/15/29 Ba1 311,576
1,495 Total Airlines 1,407,786
Auto Components - 1.5%
500 Dana Inc 4.500% 2/15/32 BB+ 391,563
500 Goodyear Tire & Rubber Co (3) 5.250% 7/15/31 BB- 428,330
500 IHO Verwaltungs GmbH(cash 4.750%, PIK 5.500%), 144A 4.750% 9/15/26 Ba2 427,021
1,500 Total Auto Components 1,246,914
Automobiles - 1.4%
1,250 Ford Motor Credit Co LLC 3.375% 11/13/25 BB+ 1,153,288
Beverages - 0.8%
300 Anadolu Efes Biracilik Ve Malt Sanayii AS, 144A 3.375% 6/29/28 BB+ 224,928
500 Primo Water Holdings Inc, 144A 4.375% 4/30/29 B1 432,080
800 Total Beverages 657,008
Building Products - 0.8%
270 Advanced Drainage Systems Inc, 144A 6.375% 6/15/30 Ba2 259,835
400 Advanced Drainage Systems Inc, 144A 5.000% 9/30/27 Ba2 372,830
670 Total Building Products 632,665
Capital Markets - 1.3%
200 AG TTMT Escrow Issuer LLC, 144A 8.625% 9/30/27 B2 202,058
250 Compass Group Diversified Holdings LLC, 144A 5.250% 4/15/29 B+ 218,560
500 Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.250% 5/15/27 BB 460,495
250 NFP Corp, 144A 6.875% 8/15/28 CCC+ 211,458
1,200 Total Capital Markets 1,092,571
Chemicals - 3.4%
350 ASP Unifrax Holdings Inc, 144A 5.250% 9/30/28 BB 288,829
240 Avient Corp, 144A 7.125% 8/01/30 BB- 234,312
250 Braskem Idesa SAPI, 144A 6.990% 2/20/32 BB- 177,187
450 Celanese US Holdings LLC 6.050% 3/15/25 BBB- 447,740
250 EverArc Escrow Sarl, 144A 5.000% 10/30/29 B+ 200,000
300 Olin Corp 5.125% 9/15/27 BB+ 281,250
500 Olympus Water US Holding Corp, 144A 4.250% 10/01/28 B2 405,105
385 Star Energy Geothermal Wayang Windu Ltd, 144A 6.750% 4/24/33 Ba3 360,766

Nuveen Credit Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Chemicals (continued)
$ 500 Trinseo Materials Operating SCA / Trinseo Materials
Finance Inc, 144A
5.125% 4/01/29 B2 $ 318,125
200 Tronox Inc, 144A 4.625% 3/15/29 BB- 161,038
3,425 Total Chemicals 2,874,352
Commercial Services & Supplies - 1.8%
500 Allied Universal Holdco LLC/Allied Universal Finance
Corp/Atlas Luxco 4 Sarl, 144A
4.625% 6/01/28 B 424,058
500 Garda World Security Corp, 144A 4.625% 2/15/27 BB+ 449,045
150 GFL Environmental Inc, 144A 4.750% 6/15/29 B- 131,374
250 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
5.750% 4/15/26 BB- 247,500
250 Prime Security Services Borrower LLC / Prime Finance Inc,
144A (3)
6.250% 1/15/28 B- 232,500
1,650 Total Commercial Services & Supplies 1,484,477
Communications Equipment - 0.5%
250 Commscope Inc, 144A 6.000% 3/01/26 B1 241,865
250 Commscope Inc, 144A 7.125% 7/01/28 CCC+ 193,750
500 Total Communications Equipment 435,615
Construction Materials - 0.5%
450 Volcan Cia Minera SAA, 144A 4.375% 2/11/26 BB 384,750
Consumer Finance - 1.9%
725 Ally Financial Inc 7.100% 11/15/27 BBB- 745,588
535 Navient Corp 5.500% 3/15/29 Ba3 437,036
500 OneMain Finance Corp 5.375% 11/15/29 BB 417,600
1,760 Total Consumer Finance 1,600,224
Containers & Packaging - 1.3%
535 Ball Corp (3) 6.875% 3/15/28 BB+ 553,313
600 LABL Inc, 144A 5.875% 11/01/28 B2 530,180
1,135 Total Containers & Packaging 1,083,493
Diversified Financial Services - 0.0%
2 Putnam RE PTE Ltd2020 A (1-Month U.S. Treasury Bill
reference rate + 5.500% spread), 144A (4),(5)
9.820% 6/07/24 N/R 0
Diversified Telecommunication Services - 1.6%
425 Cablevision Lightpath LLC, 144A 3.875% 9/15/27 B+ 366,427
250 Frontier Communications Holdings LLC, 144A 5.000% 5/01/28 BB+ 222,500
500 Frontier Communications Holdings LLC, 144A (3) 6.000% 1/15/30 BB- 409,140
385 Iliad Holding SASU, 144A 6.500% 10/15/26 BB- 366,229
1,560 Total Diversified Telecommunication Services 1,364,296

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Electric Utilities - 0.3%
$ 285 Edison International 5.375% 9/15/71 BB+ $ 242,105
Electronic Equipment, Instruments & Components - 0.5%
500 Imola Merger Corp, 144A 4.750% 5/15/29 BB+ 446,250
Energy Equipment & Services - 0.3%
250 Archrock Partners LP / Archrock Partners Finance Corp,
144A
6.250% 4/01/28 B+ 231,875
Entertainment - 0.0%
250 Diamond Sports Group LLC / Diamond Sports Finance
Co, 144A
5.375% 8/15/26 Caa2 40,634
Food & Staples Retailing - 0.6%
500 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
5.875% 2/15/28 BB 478,110
Food Products - 0.3%
350 Agrosuper SA, 144A 4.600% 1/20/32 BBB- 295,750
Gas Utilities - 0.8%
250 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.875% 4/01/29 B 210,509
500 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.375% 4/01/26 B 460,000
750 Total Gas Utilities 670,509
Health Care Equipment & Supplies - 0.2%
250 Medline Borrower LP, 144A (3) 5.250% 10/01/29 B- 203,750
Health Care Providers & Services - 2.5%
300 AdaptHealth LLC, 144A 5.125% 3/01/30 B1 254,974
500 CHS/Community Health Systems Inc, 144A 4.750% 2/15/31 BB- 366,345
500 CHS/Community Health Systems Inc, 144A 5.250% 5/15/30 BB- 381,300
360 Encompass Health Corp 4.625% 4/01/31 B+ 310,689
140 Encompass Health Corp 4.750% 2/01/30 B+ 124,250
275 Owens & Minor Inc, 144A 6.625% 4/01/30 BB- 244,384
250 Tenet Healthcare Corp, 144A 4.875% 1/01/26 BB- 237,245
250 Tenet Healthcare Corp, 144A 6.125% 10/01/28 B+ 220,625
2,575 Total Health Care Providers & Services 2,139,812
Hotels, Restaurants & Leisure - 3.4%
500 Arcos Dorados BV, 144A 6.125% 5/27/29 Ba2 478,125
335 BC ULC / New Red Finance Inc, 144A 3.500% 2/15/29 BB+ 285,635
250 Carnival Corp, 144A 4.000% 8/01/28 BB- 208,125
300 CDI Escrow Issuer Inc, 144A 5.750% 4/01/30 B+ 278,289
250 Churchill Downs Inc, 144A 4.750% 1/15/28 B+ 230,023
400 Fortune Star BVI Ltd , Reg S 6.750% 7/02/23 BB- 360,800
200 Hilton Grand Vacations Borrower Escrow LLC / Hilton
Grand Vacations Borrower Esc, 144A
5.000% 6/01/29 BB- 173,186
300 International Game Technology PLC, 144A 5.250% 1/15/29 BB+ 282,519
250 Life Time Inc, 144A 5.750% 1/15/26 B 240,392
300 Yum! Brands Inc 5.375% 4/01/32 BB 278,271
3,085 Total Hotels, Restaurants & Leisure 2,815,365

Nuveen Credit Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Household Durables - 0.2%
$ 180 Newell Brands Inc 6.375% 9/15/27 BBB- $ 178,443
Independent Power And Renewable Electricity Producers - 0.9%
550 Calpine Corp, 144A 5.125% 3/15/28 BB- 492,608
300 Vistra Operations Co LLC, 144A 3.700% 1/30/27 BBB- 274,261
850 Total Independent Power And Renewable Electricity Producers 766,869
Independent Power Producers & Energy Traders - 1.0%
250 Clearway Energy Operating LLC, 144A 4.750% 3/15/28 BB 230,941
500 EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime
Energia SpA, 144A
5.375% 12/30/30 BBB- 331,344
300 Mercury Chile Holdco LLC, 144A 6.500% 1/24/27 BB+ 265,323
1,050 Total Independent Power Producers & Energy Traders 827,608
Insurance - 1.5%
400 Acrisure LLC / Acrisure Finance Inc, 144A 4.250% 2/15/29 B 326,163
500 BroadStreet Partners Inc, 144A 5.875% 4/15/29 CCC+ 425,000
500 SD Re Ltd (3-Month U.S. Treasury Bill reference rate +
9.250% spread), 144A (5)
13.570% 11/19/24 N/R 468,900
1,400 Total Insurance 1,220,063
IT Services - 1.4%
700 Ahead DB Holdings LLC, 144A 6.625% 5/01/28 CCC+ 571,914
500 MPH Acquisition Holdings LLC, 144A 5.500% 9/01/28 Ba3 399,385
250 Presidio Holdings Inc, 144A 8.250% 2/01/28 CCC+ 223,742
1,450 Total IT Services 1,195,041
Machinery - 0.8%
500 Allison Transmission Inc, 144A 5.875% 6/01/29 BB+ 472,620
250 WASH Multifamily Acquisition Inc, 144A 5.750% 4/15/26 B- 234,330
750 Total Machinery 706,950
Media - 4.5%
1,000 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 6.375% 9/01/29 BB+ 952,740
300 CSC Holdings LLC, 144A 4.125% 12/01/30 BB- 230,250
300 CSC Holdings LLC, 144A 3.375% 2/15/31 BB- 216,366
500 Directv Financing LLC / Directv Financing Co-Obligor Inc,
144A
5.875% 8/15/27 BBB- 458,790
700 DISH Network Corp, 144A 11.750% 11/15/27 Ba3 719,481
300 iHeartCommunications Inc, 144A 5.250% 8/15/27 BB- 267,171
225 LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 BB+ 185,971
250 UPC Holding BV, 144A 5.500% 1/15/28 B 222,500
200 Virgin Media Secured Finance PLC, 144A 5.500% 5/15/29 BB+ 184,772
400 VZ Secured Financing BV, 144A 5.000% 1/15/32 BB 331,000
4,175 Total Media 3,769,041
Metals & Mining - 1.8%
250 ATI Inc 4.875% 10/01/29 B+ 213,108
280 FMG Resources August 2006 Pty Ltd, 144A 5.875% 4/15/30 BB+ 262,234
265 Mineral Resources Ltd, 144A 8.000% 11/01/27 BB 272,261
345 Mineral Resources Ltd, 144A 8.500% 5/01/30 BB 351,886
520 SunCoke Energy Inc, 144A 4.875% 6/30/29 BB 440,510
1,660 Total Metals & Mining 1,539,999

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
$ 300 Blackstone Mortgage Trust Inc, 144A 3.750% 1/15/27 Ba2 $ 261,406
Oil, Gas & Consumable Fuels - 7.7%
300 Antero Midstream Partners LP / Antero Midstream
Finance Corp, 144A
5.375% 6/15/29 BB 276,750
500 Buckeye Partners LP, 144A 4.500% 3/01/28 BB 443,750
285 Callon Petroleum Co, 144A 7.500% 6/15/30 B+ 271,183
415 Calumet Specialty Products Partners LP / Calumet
Finance Corp, 144A
8.125% 1/15/27 B- 398,549
380 CNX Midstream Partners LP, 144A 4.750% 4/15/30 BB 316,918
490 Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp, 144A
5.625% 5/01/27 BB 461,074
350 Energean Israel Finance Ltd, 144A , Reg S 5.375% 3/30/28 BB- 321,443
250 Genesis Energy LP / Genesis Energy Finance Corp 8.000% 1/15/27 B 238,603
175 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 6.000% 2/01/31 BB+ 160,795
200 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 5.750% 2/01/29 BB+ 183,211
250 Medco Laurel Tree Pte Ltd, 144A 6.950% 11/12/28 B+ 219,162
350 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A
7.500% 2/01/26 B 316,126
750 Occidental Petroleum Corp 6.200% 3/15/40 BB+ 733,102
400 Ovintiv Inc 7.200% 11/01/31 A- 427,404
370 Parkland Corp/Canada, 144A 4.625% 5/01/30 BB 310,245
300 Peru LNG Srl, 144A 5.375% 3/22/30 B+ 247,875
350 Saka Energi Indonesia PT, 144A 4.450% 5/05/24 B+ 335,392
250 Southwestern Energy Co 4.750% 2/01/32 BB+ 218,570
350 Sunoco LP / Sunoco Finance Corp 4.500% 5/15/29 BB+ 303,061
300 USA Compression Partners LP / USA Compression
Finance Corp
6.875% 9/01/27 BB- 286,410
7,015 Total Oil, Gas & Consumable Fuels 6,469,623
Personal Products - 0.8%
300 Coty Inc/HFC Prestige Products Inc/HFC Prestige
International US LLC, 144A
4.750% 1/15/29 BB- 267,000
500 Kronos Acquisition Holdings Inc / KIK Custom Products
Inc, 144A (3)
7.000% 12/31/27 CCC 415,000
800 Total Personal Products 682,000
Pharmaceuticals - 0.9%
400 Bausch Health Cos Inc, 144A 4.875% 6/01/28 B 245,040
300 Horizon Therapeutics USA Inc, 144A 5.500% 8/01/27 Ba2 297,750
250 ORGANON & CO/ORG, 144A 4.125% 4/30/28 BB 224,995
950 Total Pharmaceuticals 767,785
Professional Services - 0.3%
250 ASGN Inc, 144A 4.625% 5/15/28 BB- 223,125
Real Estate Management & Development - 0.6%
300 Kennedy-Wilson Inc 5.000% 3/01/31 BB 236,584
400 Realogy Group LLC / Realogy Co-Issuer Corp, 144A 5.250% 4/15/30 B+ 294,000
700 Total Real Estate Management & Development 530,584
Road & Rail - 0.3%
320 First Student Bidco Inc / First Transit Parent Inc, 144A 4.000% 7/31/29 BB+ 265,600
Software - 1.2%
500 Gen Digital Inc, 144A 6.750% 9/30/27 BB+ 502,155
170 Open Text Corp, (WI/DD), 144A 6.900% 12/01/27 BBB- 170,212
400 Rocket Software Inc, 144A (3) 6.500% 2/15/29 CCC 314,492
1,070 Total Software 986,859

Nuveen Credit Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Specialty Retail - 1.6%
$ 250 LCM Investments Holdings II LLC, 144A 4.875% 5/01/29 BB- $ 209,025
425 Michaels Cos Inc, 144A 5.250% 5/01/28 B1 311,285
250 Michaels Cos Inc, 144A 7.875% 5/01/29 Caa1 147,812
500 Staples Inc, 144A 7.500% 4/15/26 B 446,068
300 Staples Inc, 144A (3) 10.750% 4/15/27 CCC+ 219,333
1,725 Total Specialty Retail 1,333,523
Textiles - 0.2%
250 Crocs Inc, 144A 4.250% 3/15/29 B 205,164
Thrifts & Mortgage Finance - 0.5%
500 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc,
144A
3.625% 3/01/29 Ba1 402,500
Trading Companies & Distributors - 1.1%
445 Albion Financing 1 SARL / Aggreko Holdings Inc, 144A 6.125% 10/15/26 BB+ 394,515
250 Albion Financing 2SARL, 144A 8.750% 4/15/27 BB- 212,471
300 WESCO Distribution Inc, 144A 7.250% 6/15/28 BB 303,915
995 Total Trading Companies & Distributors 910,901
Wireless Telecommunication Services - 0.8%
500 America Movil SAB de CV, 144A 5.375% 4/04/32 Baa3 460,843
250 CT Trust, 144A 5.125% 2/03/32 Ba1 216,561
750 Total Wireless Telecommunication Services 677,404
$ 54,882 Total Corporate Bonds (cost $52,449,055) 48,389,455
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
18434779 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 22.0%
X 18,434,779
450 Adams Outdoor Advertising LP , 144A 2018 1 7.356% 11/15/48 BB $ 402,290
750 Affirm Asset Securitization Trust 2021-B , 144A 2.540% 8/17/26 N/R 666,797
1,000 Ashford Hospitality Trust 2018-KEYS (1-Month LIBOR
reference rate + 2.750% spread), 144A (5)
2.860% 6/15/35 Baa3 941,847
3 Carvana Auto Receivables Trust 2021-P2 , 144A 0.000% 5/10/28 N/R 796,875
1,000 COMM 2014-UBS3 Mortgage Trust , 144A 4.767% 6/10/47 N/R 899,776
900 COMM 2015-CCRE22 Mortgage Trust , 144A 3.000% 3/10/48 BB- 710,765
485 COMM 2015-CCRE25 Mortgage Trust 3.768% 8/10/48 BB 394,656
1,000 Connecticut Avenue Securities Trust 2021-R01
(SOFR30A reference rate + 6.000% spread), 144A (5)
9.521% 10/25/41 N/R 873,223
850 Connecticut Avenue Securities Trust 2022-R01
(SOFR30A reference rate + 6.000% spread), 144A (5)
9.521% 12/25/41 N/R 733,549
450 Connecticut Avenue Securities Trust 2022-R04
(SOFR30A reference rate + 5.250% spread), 144A (5)
8.771% 3/25/42 BB- 438,699
1,000 Connecticut Avenue Securities Trust 2022-R05
(SOFR30A reference rate + 4.500% spread), 144A (5)
6.014% 4/25/42 Ba2 945,240
500 Elmwood CLO 16 Ltd (TSFR3M reference rate + 7.220%
spread), 144A 2022 3A (5)
11.183% 4/20/34 BB- 466,043
448 FARM 21-1 Mortgage Trust , 144A 2021 1 3.238% 7/25/51 N/R 310,994
1,000 Freddie Mac STACR REMIC Trust 2021-DNA6 (SOFR30A
reference rate + 7.500% spread), 144A (5)
11.047% 10/25/41 N/R 848,984
1,000 Freddie Mac STACR REMIC Trust 2022-DNA1 (SOFR30A
reference rate + 7.100% spread), 144A (5)
10.621% 1/25/42 N/R 778,820
500 GoldentTree Loan Management US CLO 1 Ltd (3-Month
LIBOR reference rate + 7.500% spread), 144A 2021 11A
(5)
8.563% 10/20/34 B- 416,630
800 JPMBB Commercial Mortgage Securities Trust 2014-C22 4.699% 9/15/47 BBB 717,248
821 MAPS 2021-1 Trust , 144A 2021 1A 5.437% 6/15/46 Ba1 512,698
1,352 Mosaic Solar Loan Trust 2019-2 , 144A 2019 2A 0.000% 9/20/40 N/R 647,494
1,594 Mosaic Solar Loan Trust 2020-1 , 144A 2020 1A 0.000% 4/20/46 N/R 1,201,540

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
18434779 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 500 Oportun Funding XIV LLC , 144A 2021 A 5.400% 3/08/28 N/R $ 447,903
250 Purchasing Power Funding 2021-A LLC , 144A 4.370% 10/15/25 N/R 236,640
1,000 Regional Management Issuance Trust 2021-1 , 144A 5.070% 3/17/31 BB- 819,143
1,000 Sixth Street CLO XIX Ltd (3-Month LIBOR reference rate
+ 5.900% spread), 144A 2021 19A (5)
6.035% 7/20/34 BB- 915,094
750 Thayer Park CLO Ltd (3-Month LIBOR reference rate +
8.870% spread), 144A 2017 1A (5)
1.000% 4/20/34 B- 632,518
1,000 VNDO Trust 2016-350P , 144A 4.033% 1/10/35 B 776,550
978 VR Funding LLC , 144A 2020 1A 6.420% 11/15/50 N/R 902,763
$ 21,381 Total Asset-Backed and Mortgage-Backed Securities (cost $21,246,344) 18,434,779
Principal
Amount (000) Description (1) Coupon (6)
Reference
Rate (6) Spread (6) Maturity (7) Ratings (2) Value
X 9,079,108 VARIABLE RATE SENIOR LOAN INTERESTS - 10.8% (6)
X 9,079,108
Beverages - 0.4%
$ 495 City Brewing Company, LLC,
Term Loan
7.379% 1-Month LIBOR 3.500% 4/05/28 B- $ 311,850
Chemicals - 1.0%
500 Herens US Holdco Corp 5.006% 1-Month LIBOR 4.000% 7/03/28 B 462,187
397 Lonza Group AG, Term Loan
B, First Lien
7.674% 3-Month LIBOR 4.000% 7/03/28 N/R 366,984
897 Total Chemicals 829,171
Commercial Services & Supplies - 0.8%
216 Gopher Resource, LLC, Term
Loan, First Lien
7.321% 1-Month LIBOR 3.250% 1/28/25 B- 141,961
499 Prime Security Services
Borrower, LLC, Term Loan
6.505% 3-Month LIBOR 2.750% 9/23/26 BB- 492,470
715 Total Commercial Services & Supplies 634,431
Communications Equipment - 0.6%
500 EOS Finco Sarl, Term Loan 9.612% TSFR1M 6.000% 8/03/29 B2 485,625
Construction & Engineering - 0.5%
495 Aegion Corporation, Term
Loan
8.821% 1-Month LIBOR 4.750% 5/17/28 B 463,238
Diversified Consumer Services - 0.1%
196 TMK Hawk Parent Corp., Term
Loan B
7.571% 1-Month LIBOR 3.500% 8/30/24 CC 102,143
196 Total Diversified Consumer Services 102,143

Nuveen Credit Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon (6)
Reference
Rate (6) Spread (6) Maturity (7) Ratings (2) Value
Entertainment - 0.0%
$ 36 Diamond Sports Group, LLC,
Term Loan
11.894% SOFR30A 8.100% 5/19/26 B2 $ 34,349
Health Care Equipment & Supplies - 0.6%
499 Bausch & Lomb, Inc., Term
Loan
7.149% SOFR30A 3.250% 5/05/27 BB- 474,186
Health Care Providers & Services - 0.6%
48 Da Vinci Purchaser Corp.,
Term Loan
7.873% 1+3 Month
LIBOR
4.000% 11/26/26 B 45,356
2 Onex TSG Intermediate
Corp., Term Loan B
9.165% 3-Month LIBOR 4.750% 2/26/28 B 2,217
499 Parexel International
Corporation, Term Loan, First
Lien
7.321% 1-Month LIBOR 3.250% 11/15/28 B1 480,700
549 Total Health Care Providers & Services 528,273
Hotels, Restaurants & Leisure - 1.0%
186 Caesars Resort Collection,
LLC, Term Loan B, First Lien,
(WI/DD)
TBD TBD TBD TBD BB- 185,189
487 ClubCorp Holdings, Inc.,
Term Loan B
6.424% 3-Month LIBOR 2.750% 9/18/24 B2 441,654
241 Life Time Fitness Inc , Term
Loan B
9.485% 3-Month LIBOR 4.750% 12/15/24 B 239,693
914 Total Hotels, Restaurants & Leisure 866,536
Insurance - 0.7%
750 Asurion LLC, Term Loan B3,
Second Lien
9.321% 1-Month LIBOR 5.250% 2/03/28 B 585,000
Machinery - 0.6%
499 Filtration Group Corporation,
Term Loan
7.571% 1-Month LIBOR 3.500% 10/21/28 B 487,644
Oil, Gas & Consumable Fuels - 0.7%
496 Gulf Finance, LLC, Term Loan 10.715% 1-Month LIBOR 6.750% 8/25/26 B 411,709
165 M6 ETX Holdings II Midco
LLC, Term Loan B
8.511% CME Term
SOFR 1 Month
4.500% 8/11/29 BB+ 165,207
661 Total Oil, Gas & Consumable Fuels 576,916
Pharmaceuticals - 0.5%
444 Jazz Financing Lux S.a.r.l.,
Term Loan
7.571% 1-Month LIBOR 3.500% 5/05/28 BB+ 441,572
444 Total Pharmaceuticals 441,572
Real Estate Management & Development - 0.6%
499 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan B
6.821% 1-Month LIBOR 2.750% 8/21/25 BB 487,323
Software - 1.1%
495 Ceridian HCM Holding Inc.,
Term Loan B
6.571% 1-Month LIBOR 2.500% 4/30/25 B+ 485,518
496 Greeneden U.S. Holdings II,
LLC, Term Loan B4
8.071% 1-Month LIBOR 4.000% 12/01/27 B2 482,268
991 Total Software 967,786

Principal
Amount (000) Description (1) Coupon (6)
Reference
Rate (6) Spread (6) Maturity (7) Ratings (2) Value
Specialty Retail - 0.5%
$ 420 PetSmart, Inc., Term Loan B 7.820% 1-Month LIBOR 3.750% 2/12/28 BB- $ 404,847
Transportation Infrastructure - 0.5%
400 Brown Group Holding, LLC,
Term Loan B2
7.641% SOFR30A +
SOFR90A
3.750% 6/09/29 B+ 398,218
$ 9,960 Total Variable Rate Senior Loan Interests (cost $9,669,377) 9,079,108
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 3,436,008 SOVEREIGN DEBT - 4.1%
X 3,436,008
Angola - 0.4%
$ 400 Angolan Government International Bond , 144A 8.750% 4/14/32 B- $ 359,624
Ecuador - 0.2%
400 Ecuador Government International Bond , Reg S 2.500% 7/31/35 N/R 175,360
Guatemala - 0.4%
300 Guatemala Government Bond , 144A 5.250% 8/10/29 Ba1 287,493
Jordan - 0.4%
300 Jordan Government International Bond , 144A 7.750% 1/15/28 BB- 307,935
Mongolia - 0.4%
500 Mongolia Government International Bond , 144A 3.500% 7/07/27 B 364,979
Morocco - 0.3%
350 Morocco Government International Bond , 144A 3.000% 12/15/32 BB+ 277,263
Oman - 0.4%
300 Oman Government International Bond , 144A 6.000% 8/01/29 BB 296,365
Paraguay - 0.3%
300 Paraguay Government International Bond , 144A 3.849% 6/28/33 Ba1 259,500
Romania - 0.4%
300 Romanian Government International Bond , 144A 5.250% 11/25/27 BBB- 291,191
South Africa - 0.5%
500 Republic of South Africa Government International Bond
(3)
4.850% 9/30/29 Ba2 452,298
Uzbekistan - 0.4%
400 Republic of Uzbekistan International Bond , 144A 5.375% 2/20/29 BB- 364,000
Total Sovereign Debt (cost $3,748,557) 3,436,008

Nuveen Credit Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 1,973,575 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 2.3%
X 1,973,575
Aerospace & Defense - 0.5%
$ 500 TransDigm Inc 4.625% 1/15/29 B- $ 439,935
Automobiles - 0.2%
210 General Motors Financial Co Inc 5.700% N/A (8) BB+ 181,650
Independent Power Producers & Energy Traders - 0.3%
275 Vistra Corp, 144A 7.000% N/A (8) Ba3 245,967
Insurance - 0.4%
200 Assurant Inc 7.000% 3/27/48 Baa3 191,000
230 Enstar Finance LLC 5.750% 9/01/40 BBB- 207,234
430 Total Insurance 398,234
Media - 0.3%
280 Paramount Global 6.375% 3/30/62 Baa3 231,568
Oil, Gas & Consumable Fuels - 0.3%
285 Energy Transfer LP 6.500% N/A (8) BB 245,294
Trading Companies & Distributors - 0.3%
250 AerCap Global Aviation Trust, 144A 6.500% 6/15/45 BB+ 230,927
$ 2,230 Total $1,000 Par (or similar) Institutional Preferred (cost $2,071,405) 1,973,575
Principal
Amount (000) Description (1) ,(9) Coupon Maturity Ratings (2) Value
X 969,823 CONTINGENT CAPITAL SECURITIES - 1.2%
X 969,823
Banks - 0.8%
$ 200 Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (8) Ba2 $ 189,177
300 ING Groep NV 6.500% N/A (8) BBB 282,258
200 Societe Generale SA, 144A 8.000% N/A (8) BB 200,360
700 Total Banks 671,795
Capital Markets - 0.4%
350 Deutsche Bank AG (3) 6.000% N/A (8) Ba2 298,028
$ 1,050 Total Contingent Capital Securities (cost $984,991) 969,823
Shares Description (1) Coupon Ratings (2) Value
X 635,547 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 0.8%
X 635,547
Banks - 0.2%
5,088 Wintrust Financial Corp 6.875% BB $ 128,217
Oil, Gas & Consumable Fuels - 0.3%
9,660 NuStar Energy LP 10.249% B2 231,357
Trading Companies & Distributors - 0.3%
10,072 WESCO International Inc 10.625% B+ 275,973
Total $25 Par (or similar) Retail Preferred (cost $616,484) 635,547
Shares Description (1) Value
2,867 COMMON STOCKS - 0.0%
X 2,867
Road & Rail - 0.0%
8,907 Jack Cooper Enterprises Inc (4),(10) $ 89

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Semiconductors & Semiconductor Equipment - 0.0%
130 TNT Crane and Rigging Inc (10) $ 2,778
Total Common Stocks (cost $–) 2,867
Total Long-Term Investments (cost $90,786,213) 82,921,162
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   4.5%
X 3,772,335 MONEY MARKET FUNDS - 4.5%
X 3,772,335
3,772,335 State Street Navigator Securities Lending Government
Money Market Portfolio (11)
3.860%(12) $ 3,772,335
Total Investments Purchased with Collateral from Securities Lending (cost $3,772,335) 3,772,335
Total Investments (cost $ 94,558,548 ) - 103 .3% $ 86,693,497
Other Assets Less Liabilities -  (3.3)% (2,757,615)
Net Assets - 100% $ 83,935,882
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 48,389,455 $ – $ 48,389,455
Asset-Backed and Mortgage-Backed
Securities – 18,434,779 – 18,434,779
Variable Rate Senior Loan Interests – 9,079,108 – 9,079,108
Sovereign Debt – 3,436,008 – 3,436,008
$1,000 Par (or similar) Institutional
Preferred – 1,973,575 – 1,973,575
Contingent Capital Securities – 969,823 – 969,823
$25 Par (or similar) Retail Preferred 635,547 – – 635,547
Common Stocks 2,778 – 89 2,867
Investments Purchased with Collateral from
Securities Lending 3,772,335 – – 3,772,335
Total
$ 4,410,660 $ 82,282,748 $ 89 $ 86,693,497

Nuveen Credit Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $3,638,628.
(4) For fair value measurement disclosure purposes, investment classified as Level 3.
(5) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(7) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(8) Perpetual security. Maturity date is not applicable.
(9) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(10) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(12) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
CME Chicago Mercantile Exchange
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
SOFR
30A 30 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen Strategic Income Fund
Portfolio of Investments November 30, 2022
(Unaudited)
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 96.3%
282842953 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 43.2%
X 282,842,953
$ 1,416 Aaset 2021-2 Trust , 144A 2.798% 1/15/47 A1 $ 1,105,487
600 ACRE Commercial Mortgage 2021-FL4 Ltd (1-Month
LIBOR reference rate + 2.600% spread), 144A (3)
6.539% 12/18/37 N/R 574,927
1,570 Adams Outdoor Advertising LP , 144A 2018 1 4.810% 11/15/48 A 1,488,319
1,500 Adams Outdoor Advertising LP , 144A 2018 1 7.356% 11/15/48 BB 1,340,965
750 Affirm Asset Securitization Trust 2021-B , 144A 2.540% 8/17/26 N/R 666,797
2,000 AGL CLO 19 Ltd (TSFR3M reference rate + 2.750%
spread), 144A (3)
4.908% 7/21/35 AA 1,950,756
2,500 Alen 2021-ACEN Mortgage Trust (1-Month LIBOR
reference rate + 4.000% spread), 144A (3)
7.875% 4/15/34 BB- 2,022,493
653 Ameriquest Mortgage Securities Inc Asset Back Ser 2004-
R1 (1-Month LIBOR reference rate + 0.600% spread) (3)
0.787% 2/25/34 A 583,825
1,000 AMSR 2019-SFR1 Trust , 144A 3.247% 1/19/39 A1 883,184
1,482 AMSR 2020-SFR1 Trust , 144A 2.419% 4/17/37 Aa2 1,351,622
346 AMSR 2020-SFR1 Trust , 144A 2.619% 4/17/37 A1 315,640
1,000 Angel Oak Mortgage Trust 2019-5 , 144A 3.957% 10/25/49 BB+ 790,779
1,900 Angel Oak Mortgage Trust 2020-1 , 144A 3.161% 12/25/59 A- 1,651,032
462 Arroyo Mortgage Trust 2019-3 , 144A 3.416% 10/25/48 AA- 425,862
1,000 Ashford Hospitality Trust 2018-KEYS (1-Month LIBOR
reference rate + 1.850% spread), 144A (3)
5.726% 6/15/35 A3 942,885
850 Avis Budget Rental Car Funding AESOP LLC , 144A 2021
1A
2.130% 8/20/27 BBB 705,032
1,750 Avis Budget Rental Car Funding AESOP LLC , 144A 2021
2A
4.080% 2/20/28 Ba2 1,396,892
2,000 BAMLL Commercial Mortgage Securities Trust 2022-
DKLX (TSFR1M reference rate + 3.000% spread), 144A
(3)
6.795% 1/15/39 Baa3 1,864,405
1,115 BANK 2017-BNK5 4.331% 6/15/60 A- 965,020
700 BANK 2017-BNK8 4.233% 11/15/50 A- 591,343
2,700 BANK 2019-BNK18 4.214% 5/15/62 A- 2,212,485
2,500 BANK 2019-BNK21 , 144A 2.500% 10/17/52 BBB 1,663,930
1,250 BANK 2019-BNK24 2.929% 11/15/62 AAA 1,142,326
1,700 Benchmark 2018-B2 Mortgage Trust 4.380% 2/15/51 A- 1,447,278
1,000 Benchmark 2018-B5 Mortgage Trust 4.208% 7/15/51 AAA 953,751
1,000 Benchmark 2019-B14 Mortgage Trust , 144A 2.500% 12/15/62 BBB 647,590
1,500 Benchmark 2020-B18 Mortgage Trust , 144A 4.139% 7/15/53 B- 1,228,860
1,000 Benchmark 2020-IG2 Mortgage Trust , 144A 2.791% 9/15/48 Aaa 800,714
1,000 Benchmark 2020-IG3 Mortgage Trust , 144A 3.654% 9/15/48 N/R 855,676
298 Bojangles Issuer LLC , 144A 2020 1A 3.832% 10/20/50 N/R 265,400
2,625 Boyce Park Clo Ltd (SOFR reference rate + 3.100%
spread), 144A 2022 1A (3)
7.088% 4/21/35 BBB- 2,290,735
1,275 BX Commercial Mortgage Trust 2019-XL (1-Month LIBOR
reference rate + 2.114% spread), 144A (3)
2.110% 10/15/36 N/R 1,225,842
1,622 BX Commercial Mortgage Trust 2021-XL2 (1-Month
LIBOR reference rate + 1.846% spread), 144A (3)
5.721% 10/15/38 N/R 1,520,747
1,095 BXP Trust 2017-CC , 144A 3.552% 8/13/37 BBB- 882,633
1,500 BXP Trust 2021-601L , 144A 2.868% 1/15/44 Baa3 986,456
495 Cars Net Lease Mortgage Notes Series 2020-1 , 144A 3.100% 12/15/50 A 436,140
1,250 Cars Net Lease Mortgage Notes Series 2020-1 , 144A 4.690% 12/15/50 BBB 1,083,163
1,150 CARS-DB4 LP , 144A 2020 1A 4.520% 2/15/50 BBB 997,413
634 CARS-DB5 LP , 144A 2021 1A 1.920% 8/15/51 A+ 548,407
1,775 Carvana Auto Receivables Trust 2021-N4 2.300% 9/11/28 BBB 1,603,620
705 CD 2016-CD1 Mortgage Trust 3.631% 8/10/49 A- 607,097
1,440 CD 2017-CD3 Mortgage Trust 3.984% 2/10/50 A 1,272,753
750 CF 2020-P1 Mortgage Trust , 144A 3.603% 4/15/52 N/R 694,874
49 CF 2020-P1 Mortgage Trust , 144A 2.840% 4/15/25 N/R 47,055
686 CF Hippolyta Issuer LLC , 144A 2020 1 2.600% 7/15/60 A- 543,874

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
282842953 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 1,372 CF Hippolyta Issuer LLC , 144A 2020 1 2.280% 7/15/60 A- $ 1,196,899
1,000 CIFC Funding 2018-II Ltd (3-Month LIBOR reference rate
+ 2.850% spread), 144A 2018 2A (3)
5.560% 4/20/31 Baa3 917,777
500 CIFC Funding 2020-I Ltd (3-Month LIBOR reference rate
+ 6.250% spread), 144A 2020 1A (3)
10.329% 7/15/36 Ba3 446,339
2,125 CIFC Funding 2020-I Ltd (3-Month LIBOR reference rate
+ 3.100% spread), 144A 2020 1A (3)
7.179% 7/15/36 BBB- 1,987,974
2,000 CIFC Funding 2020-I Ltd (3-Month LIBOR reference rate
+ 2.000% spread), 144A 2020 1A (3)
6.079% 7/15/36 A 1,885,098
385 CIFC Funding 2020-II Ltd (3-Month LIBOR reference rate
+ 6.500% spread), 144A 2020 2A (3)
10.743% 10/20/34 BB- 347,153
1,760 CIFC Funding 2020-II Ltd (3-Month LIBOR reference rate
+ 3.050% spread), 144A 2020 2A (3)
7.293% 10/20/34 BBB- 1,631,421
1,305 CIFC Funding 2020-II Ltd (3-Month LIBOR reference rate
+ 2.050% spread), 144A 2020 2A (3)
6.293% 10/20/34 A 1,229,566
2,500 CIFC Funding 2022-IV Ltd (SOFR reference rate +
3.550% spread), 144A 2022 4A (3)
6.074% 7/16/35 BBB- 2,315,228
1,000 Citigroup Commercial Mortgage Trust 2014-GC23 , 144A 4.630% 7/10/47 BBB- 905,539
2,750 Citigroup Commercial Mortgage Trust 2015-GC29 3.758% 4/10/48 AA- 2,552,390
1,690 Citigroup Commercial Mortgage Trust 2015-GC29 4.278% 4/10/48 A- 1,553,208
850 Citigroup Commercial Mortgage Trust 2021-PRM2
(1-Month LIBOR reference rate + 1.900% spread), 144A
(3)
5.776% 10/15/36 BBB- 796,028
1,770 Cologix Data Centers US Issuer LLC , 144A 2021 1A 3.300% 12/26/51 N/R 1,553,293
400 COMM 2013-CCRE10 Mortgage Trust 4.210% 8/10/46 Aaa 396,286
2,000 COMM 2013-CCRE10 Mortgage Trust , 144A 5.031% 8/10/46 Baa3 1,888,734
1,500 COMM 2014-CCRE19 Mortgage Trust , 144A 4.697% 8/10/47 BBB- 1,356,934
1,400 COMM 2014-LC17 Mortgage Trust 4.695% 10/10/47 A 1,313,565
3,150 Comm 2014-UBS2 Mortgage Trust 4.947% 3/10/47 Baa1 2,992,256
2,000 COMM 2014-UBS3 Mortgage Trust , 144A 4.767% 6/10/47 N/R 1,799,551
2,000 COMM 2014-UBS3 Mortgage Trust 4.895% 6/10/47 A3 1,884,709
1,840 COMM 2015-CCRE22 Mortgage Trust 4.206% 3/10/48 A- 1,687,830
2,000 COMM 2015-CCRE22 Mortgage Trust , 144A 3.000% 3/10/48 BB- 1,579,477
2,628 COMM 2015-CCRE23 Mortgage Trust 4.425% 5/10/48 N/R 2,224,695
1,000 COMM 2015-CCRE24 Mortgage Trust 4.488% 8/10/48 AA- 932,488
2,240 COMM 2015-CCRE24 Mortgage Trust 3.463% 8/10/48 BBB- 1,850,997
500 COMM 2015-CCRE24 Mortgage Trust 4.488% 8/10/48 A- 453,592
550 COMM 2015-CCRE25 Mortgage Trust 3.768% 8/10/48 BB 447,548
3,000 COMM 2015-CCRE26 Mortgage Trust 4.616% 10/10/48 A- 2,732,272
900 COMM 2015-LC23 Mortgage Trust 4.718% 10/10/48 A- 815,531
1,000 COMM 2019-GC44 Mortgage Trust 3.642% 8/15/57 A- 772,851
1,500 Commercial Mortgage Pass Through Certificates , 144A
2022 HC
3.896% 1/10/39 Baa3 1,246,003
81 Connecticut Avenue Securities Trust 2018-R07 , 144A 5.986% 4/25/31 A 81,185
625 Connecticut Avenue Securities Trust 2021-R03
(SOFR30A reference rate + 5.500% spread), 144A (3)
9.021% 12/25/41 N/R 532,733
850 Connecticut Avenue Securities Trust 2022-R01
(SOFR30A reference rate + 6.000% spread), 144A (3)
9.521% 12/25/41 N/R 733,549
4,000 Connecticut Avenue Securities Trust 2022-R03
(SOFR30A reference rate + 3.500% spread), 144A (3)
7.021% 3/25/42 BBB- 3,935,826
4,000 Connecticut Avenue Securities Trust 2022-R03
(SOFR30A reference rate + 6.250% spread), 144A (3)
6.349% 3/25/42 BB- 4,054,523
4,000 Connecticut Avenue Securities Trust 2022-R04
(SOFR30A reference rate + 5.250% spread), 144A (3)
8.771% 3/25/42 BB- 3,899,548
4,000 Connecticut Avenue Securities Trust 2022-R05
(SOFR30A reference rate + 7.000% spread), 144A (3)
10.521% 4/25/42 B3 3,636,312
3,000 Connecticut Avenue Securities Trust 2022-R05
(SOFR30A reference rate + 4.500% spread), 144A (3)
6.014% 4/25/42 Ba2 2,835,721
1,950 Connecticut Avenue Securities Trust 2022-R06
(SOFR30A reference rate + 6.350% spread), 144A (3)
9.871% 5/25/42 BB- 1,974,534
2,190 Connecticut Avenue Securities Trust 2022-R08
(SOFR30A reference rate + 5.600% spread), 144A (3)
7.114% 7/25/42 BB- 2,141,586

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
282842953 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 3,000 Crescendo Royalty Funding LP , 144A 2021 1 3.567% 12/20/51 N/R $ 2,637,208
1,000 CSMC 2021-NQM1 , 144A 2.130% 5/25/65 BBB 702,860
1,188 DB Master Finance LLC , 144A 2021 1A 2.045% 11/20/51 BBB 1,018,411
1,188 DB Master Finance LLC , 144A 2021 1A 2.493% 11/20/51 BBB 979,525
639 DB Master Finance LLC , 144A 2019 1A 4.021% 5/20/49 BBB 590,847
218 Diamond Resorts Owner Trust 2021-1 , 144A 3.830% 11/21/33 BB 200,400
218 Diamond Resorts Owner Trust 2021-1 , 144A 2.700% 11/21/33 BBB 198,414
30,450 DOLP Trust 2021-NYC , 144A 2021 NYC, (I/O) 0.665% 5/10/41 A- 1,242,952
985 Domino's Pizza Master Issuer LLC , 144A 2021 1A 2.662% 4/25/51 BBB+ 823,895
1,474 DRIVEN BRANDS FUNDING LLC , 144A 2020 2A 3.237% 1/20/51 BBB- 1,217,855
1,618 DRIVEN BRANDS FUNDING LLC , 144A 2020 1A 3.786% 7/20/50 BBB- 1,397,229
1,995 EWC Master Issuer LLC , 144A 2022 1A 5.500% 3/15/52 N/R 1,838,789
1,562 Extended Stay America Trust (1-Month LIBOR reference
rate + 1.080% spread), 144A 2021 ESH (3)
1.164% 7/15/38 Aaa 1,504,907
930 Fannie Mae Connecticut Avenue Securities (SOFR30A
reference rate + 3.300% spread), 144A 2021 R02 (3)
6.821% 11/25/41 B+ 837,540
19 Fannie Mae Pool FN 256890 FN 256890 6.000% 9/01/37 N/R 19,462
23 Fannie Mae Pool FN 745101 FN 745101 6.000% 4/01/32 N/R 22,973
70 Fannie Mae Pool FN 745324 FN 745324 6.000% 3/01/34 N/R 70,261
1 Fannie Mae Pool FN 905597 FN 905597 (12-Month
LIBOR reference rate + 1.875% spread) (3)
2.125% 12/01/36 N/R 724
11 Fannie Mae Pool FN 946228 FN 946228 (12-Month
LIBOR reference rate + 1.587% spread) (3)
3.782% 9/01/37 N/R 11,114
0(4) Fannie Mae Pool FN AL1187 FN AL1187 5.500% 7/01/24 N/R 9
22 Fannie Mae Pool FN FM1108 FN FM1108 5.000% 11/01/44 N/R 22,562
153 Fannie Mae Pool FN FM1136 FN FM1136 5.500% 3/01/39 N/R 160,138
26 Fannie Mae Pool FN FM1137 FN FM1137 6.000% 9/01/39 N/R 27,335
108 Fannie Mae Pool FN FM1138 FN FM1138 6.500% 8/01/37 N/R 111,709
192 Fannie Mae REMICS (1-Month LIBOR reference rate +
5.950% spread) 2013 98, (I/O) (3)
1.934% 9/25/43 N/R 20,352
88 Flagstar Mortgage Trust 2017-2 , 144A 4.041% 10/25/47 Aa2 76,448
1,341 Flagstar Mortgage Trust 2021-10INV , 144A 3.000% 10/25/51 Aa1 1,097,149
2,680 Flagstar Mortgage Trust 2021-4 , 144A 2.500% 6/01/51 AAA 2,111,278
2,000 Flexential Issuer 2021-1 , 144A 3.250% 11/27/51 N/R 1,738,978
11,568 Freddie Mac Multifamily ML Certificates 2021 ML12, (I/O) 1.300% 7/25/41 N/R 1,107,498
500 Freddie Mac STACR REMIC Trust 2021-DNA3 (SOFR30A
reference rate + 2.100% spread), 144A (3)
5.621% 10/25/33 BBB- 472,204
2,761 Freddie Mac STACR REMIC Trust 2021-DNA5 (SOFR30A
reference rate + 1.650% spread), 144A (3)
5.171% 1/25/34 BBB- 2,703,346
2,000 Freddie Mac STACR REMIC Trust 2021-DNA6 (SOFR30A
reference rate + 7.500% spread), 144A (3)
11.047% 10/25/41 N/R 1,697,968
2,000 Freddie Mac STACR REMIC Trust 2022-DNA1 (SOFR30A
reference rate + 3.400% spread), 144A (3)
6.921% 1/25/42 B+ 1,743,854
2,500 Freddie Mac STACR REMIC Trust 2022-DNA1 (SOFR30A
reference rate + 2.500% spread), 144A (3)
6.021% 1/25/42 BB 2,211,424
1,730 Freddie Mac STACR REMIC Trust 2022-DNA2 (SOFR30A
reference rate + 3.750% spread), 144A (3)
7.271% 2/25/42 BB 1,597,553
4,000 Freddie Mac STACR REMIC Trust 2022-DNA3 (SOFR30A
reference rate + 5.650% spread), 144A (3)
8.647% 4/25/42 B+ 3,704,719
4,000 Freddie Mac STACR REMIC Trust 2022-DNA4 (SOFR30A
reference rate + 6.250% spread), 144A (3)
9.247% 5/25/42 B 3,748,236
2,650 Freddie Mac STACR REMIC Trust 2022-DNA5 (SOFR30A
reference rate + 6.750% spread), 144A (3)
10.271% 6/25/42 BB- 2,751,748
4,000 Freddie Mac STACR REMIC Trust 2022-DNA6 (SOFR30A
reference rate + 3.700% spread), 144A (3)
7.221% 9/25/42 BBB- 4,010,622
2,900 Freddie Mac STACR REMIC Trust 2022-HQA1 (SOFR30A
reference rate + 7.000% spread), 144A (3)
9.997% 3/25/42 B- 2,769,952
1,110 Freddie Mac STACR REMIC Trust 2022-HQA1 (SOFR30A
reference rate + 3.500% spread), 144A (3)
7.021% 3/25/42 BBB- 1,081,663
145 Freddie Mac Strips (1-Month LIBOR reference rate +
5.920% spread) 2014 327, (I/O) (3)
2.047% 3/15/44 N/R 13,361

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
282842953 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 3,000 Freddie Mac Structured Agency Credit Risk Debt Notes
(SOFR30A reference rate + 2.300% spread), 144A 2021
DNA2 (3)
5.821% 8/25/33 BBB- $ 2,902,592
1,175 Freddie Mac Structured Agency Credit Risk Debt Notes
(SOFR30A reference rate + 3.650% spread), 144A 2021
DNA7 (3)
6.647% 11/25/41 B+ 1,062,302
4,000 Freddie Mac Structured Agency Credit Risk Debt Notes
(SOFR30A reference rate + 4.000% spread), 144A 2022
HQA2 (3)
7.521% 7/25/42 Baa3 3,935,317
500 Goldentree Loan Opportunities IX Ltd (3-Month LIBOR
reference rate + 5.660% spread), 144A 2014 9A (3)
10.075% 10/29/29 BB- 439,099
7,866 Government National Mortgage Association (SOFR30A
reference rate + 6.250% spread) 2020 133 (3)
2.858% 9/20/50 N/R 1,099,210
2,000 GS Mortgage Securities Corp II (1-Month LIBOR
reference rate + 3.350% spread), 144A 2021 ARDN (3)
7.225% 11/15/36 N/R 1,840,498
1,200 GS Mortgage Securities Corp Trust 2017-SLP , 144A 4.744% 10/10/32 B 1,138,397
1,081 GS Mortgage Securities Corp Trust 2018-TWR (1-Month
LIBOR reference rate + 1.450% spread), 144A (3)
3.449% 7/15/31 A 1,021,606
1,500 GS Mortgage Securities Corp Trust 2018-TWR (1-Month
LIBOR reference rate + 1.850% spread), 144A (3)
5.725% 7/15/31 BB 1,387,442
1,000 GS Mortgage Securities Trust 2016-GS3 4.115% 10/10/49 A- 872,955
1,200 GS Mortgage Securities Trust 2016-GS4 4.079% 11/10/49 A- 1,026,854
1,425 GS Mortgage Securities Trust 2019-GC38 4.158% 2/10/52 AAA 1,281,395
1,000 GS Mortgage Securities Trust 2020-GSA2 2.012% 12/12/53 AAA 781,256
7 GS Mortgage-Backed Securities Corp Trust 2019-PJ2 ,
144A
4.000% 11/25/49 Aaa 6,996
153 GS Mortgage-Backed Securities Corp Trust 2019-PJ2 ,
144A
4.000% 11/25/49 Aaa 145,433
173 GS Mortgage-Backed Securities Corp Trust 2021-PJ5 ,
144A
2.500% 10/25/51 Aa1 136,208
2,631 GS Mortgage-Backed Securities Trust 2021-PJ6 , 144A 2.500% 11/25/51 Aa1 2,070,812
1,768 GS Mortgage-Backed Securities Trust 2021-PJ7 , 144A 2.500% 1/25/52 AA+ 1,391,538
359 GS Mortgage-Backed Securities Trust 2021-PJ8 , 144A 2.500% 1/25/52 Aaa 282,992
2,947 Hardee's Funding LLC , 144A 2020 1A 3.981% 12/20/50 BBB 2,522,939
750 Hertz Vehicle Financing LLC , 144A 2021 1A 2.050% 12/26/25 Baa2 669,542
1,000 HI-FI Music IP Issuer LP , 144A 2022 1A 3.939% 2/01/62 N/R 897,004
523 Hilton Grand Vacations Trust 2019-A , 144A 2.840% 7/25/33 A- 482,410
2,017 Horizon Aircraft Finance II Ltd , 144A 2019 1 3.721% 7/15/39 BBB 1,569,892
892 Horizon Aircraft Finance III Ltd , 144A 2019 2 3.425% 11/15/39 BBB+ 676,447
1,000 Hotwire Funding LLC , 144A 2021 1 2.658% 11/20/51 BBB 836,995
1,025 Hpefs Equipment Trust 2022-2 , 144A 4.940% 3/20/30 Aa3 986,307
500 Hudson Yards 2019-30HY Mortgage Trust , 144A 3.558% 7/10/39 BBB- 381,849
1,000 Hudson Yards 2019-55HY Mortgage Trust , 144A 2019 3.041% 12/10/41 N/R 685,871
535 Impac Secured Assets CMN Owner Trust 2000 3 8.000% 10/25/30 N/R 463,887
2,000 Imperial Fund Mortgage Trust 2020-NQM1 , 144A 3.531% 10/25/55 BBB+ 1,672,829
399 Imperial Fund Mortgage Trust 2020-NQM1 , 144A 2.051% 10/25/55 AA- 357,081
450 Imperial Fund Mortgage Trust 2021-NQM1 , 144A 2.383% 6/25/56 BBB 312,461
414 Imperial Fund Mortgage Trust 2021-NQM1 , 144A 1.617% 6/25/56 A 341,047
1,250 Industrial DPR Funding Ltd , 144A 2022 1A 5.380% 4/15/34 BBB 1,058,963
2,500 J.P. Morgan Chase Commercial Mortgage Securities Trust
2022-NLP (TSFR1M reference rate + 2.608% spread),
144A (3)
3.886% 4/15/37 N/R 2,229,534
1,850 Jonah Energy Abs I LLC , 144A 2022 1 1.000% 11/20/37 A- 1,837,042
193 JP Morgan Alternative Loan Trust 2007-S1 (1-Month
LIBOR reference rate + 0.560% spread) (3)
4.604% 4/25/47 BBB- 182,640
394 JP Morgan Mortgage Trust 2018-3 , 144A 3.500% 9/25/48 Aaa 329,964
127 JP Morgan Mortgage Trust 2018-4 , 144A 3.500% 10/25/48 Aaa 104,794
524 JP Morgan Mortgage Trust 2018-5 , 144A 3.500% 10/25/48 Aaa 446,165
886 JP Morgan Mortgage Trust 2018-6 , 144A 3.892% 12/25/48 Baa3 723,841
95 JP Morgan Mortgage Trust 2019-1 , 144A 4.000% 5/25/49 AAA 89,458
41 JP Morgan Mortgage Trust 2019-INV1 (1-Month LIBOR
reference rate + 0.950% spread), 144A (3)
4.536% 10/25/49 Aaa 40,590

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
282842953 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 235 JP Morgan Mortgage Trust 2020-1 , 144A 3.841% 6/25/50 Aa1 $ 191,349
435 JP Morgan Mortgage Trust 2021-11 , 144A 2.500% 1/25/52 Aa1 342,416
300 JP Morgan Mortgage Trust 2021-6 , 144A 2.500% 10/25/51 Aaa 236,318
299 JP Morgan Mortgage Trust 2021-7 , 144A 2.500% 11/25/51 Aaa 236,822
197 JP Morgan Mortgage Trust 2021-8 , 144A 2.500% 12/25/51 AAA 154,979
1,692 JPMBB Commercial Mortgage Securities Trust 2014-C22 4.699% 9/15/47 BBB 1,516,979
2,500 JPMBB Commercial Mortgage Securities Trust 2015-C31 4.776% 8/15/48 N/R 2,280,901
1,400 JPMBB Commercial Mortgage Securities Trust 2016-C1
, 144A
4.394% 3/17/49 BBB 1,203,442
1,500 JPMCC Commercial Mortgage Securities Trust 2017-JP5 3.723% 3/15/50 Aaa 1,413,792
1,335 JPMCC Commercial Mortgage Securities Trust 2017-JP7 3.780% 9/15/50 A- 1,108,284
1,400 JPMCC Commercial Mortgage Securities Trust 2017-JP7
, 144A
4.530% 9/15/50 BBB 1,113,030
190 Ladder Capital Commercial Mortgage 2013-GCP
Mortgage Trust , 144A 2013 GCP
3.985% 2/15/36 AAA 171,076
1,634 Lunar 2021-1 Structured Aircraft Portfolio Notes , 144A
2021 1
5.682% 10/15/46 Ba3 1,257,463
1,500 Madison Park Funding LIX Ltd (3-Month LIBOR reference
rate + 2.100% spread), 144A 2021 59A (3)
6.294% 1/18/34 A+ 1,430,277
1,500 Madison Park Funding XXXVI Ltd (TSFR3M reference rate
+ 3.500% spread), 144A 2019 36A (3)
5.981% 4/15/35 BBB+ 1,414,299
1,500 Magnetite XXIII Ltd (3-Month LIBOR reference rate +
2.050% spread), 144A 2019 23A (3)
6.408% 1/25/35 A 1,405,754
150 MAPS 2018-1 Ltd , 144A 2018 1A 4.212% 5/15/43 BBB+ 133,866
440 MAPS 2021-1 Trust , 144A 2021 1A 2.521% 6/15/46 A1 363,287
300 Mercury Financial Credit Card Master Trust , 144A 2021
1A
1.540% 3/20/26 N/R 284,539
34,356 MFT Trust 2020-ABC , 144A , (I/O) 0.235% 2/10/42 N/R 315,876
750 Morgan Stanley Capital I Trust 2018-H3 4.177% 7/15/51 AAA 707,670
277 Morgan Stanley Residential Mortgage Loan Trust 2021-5
, 144A
2.500% 8/25/51 AAA 217,992
2,000 MRCD 2019-MARK Mortgage Trust , 144A 2019 PARK 2.718% 12/15/36 N/R 1,766,198
500 MSCG Trust 2015-ALDR , 144A 3.577% 6/07/35 BBB- 404,404
1,500 MSCG Trust 2015-ALDR , 144A 3.577% 6/07/35 A- 1,268,623
1,000 MTN Commercial Mortgage Trust 2022-LPFL (TSFR1M
reference rate + 2.943% spread), 144A (3)
2.993% 3/15/39 Baa3 947,349
681 MVW 2019-2 LLC , 144A 2.680% 10/20/38 BBB+ 617,956
295 MVW 2021-1W LLC , 144A 1.940% 1/22/41 BBB 262,577
525 MVW Owner Trust 2019-1 , 144A 3.330% 11/20/36 BBB+ 486,883
1,500 Natixis Commercial Mortgage Securities Trust 2019-MILE
(1-Month LIBOR reference rate + 4.250% spread), 144A
(3)
8.125% 7/15/36 N/R 1,401,839
1,500 Natixis Commercial Mortgage Securities Trust 2019-MILE
(1-Month LIBOR reference rate + 3.500% spread), 144A
(3)
7.375% 7/15/36 N/R 1,418,531
1,100 Navistar Financial Dealer Note Master Owner Trust II
(SOFR30A reference rate + 1.800% spread), 144A 2022
1 (3)
5.192% 5/25/27 Aa1 1,101,432
1,000 Neuberger Berman Loan Advisers Clo 40 Ltd (3-Month
LIBOR reference rate + 2.750% spread), 144A 2021 40A
(3)
6.829% 4/16/33 BBB- 928,784
660 Neuberger Berman Loan Advisers Clo 40 Ltd (3-Month
LIBOR reference rate + 5.850% spread), 144A 2021 40A
(3)
9.929% 4/16/33 BB- 587,743
1,625 Neuberger Berman Loan Advisers CLO 48 Ltd (TSFR3M
reference rate + 3.200% spread), 144A 2022 48A (3)
7.260% 4/25/36 BBB- 1,472,726
108 New Residential Mortgage Loan Trust 2015-2 , 144A 5.388% 8/25/55 Baa1 101,867
1,000 NLT 2021-INV2 Trust , 144A 2.569% 8/25/56 BBB 622,779
1,000 Oak Street Investment Grade Net Lease Fund Series
2021-1 , 144A
4.230% 1/20/51 BBB+ 888,475
47 OBX 2018-1 Trust (1-Month LIBOR reference rate +
0.650% spread), 144A (3)
4.694% 6/25/57 AAA 44,483

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
282842953 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 882 OBX 2021-J2 Trust , 144A 2.500% 7/25/51 Aa1 $ 694,366
2,175 OHA Credit Funding 4 Ltd (3-Month LIBOR reference
rate + 3.200% spread), 144A 2019 4A (3)
4.336% 10/22/36 BBB- 2,024,451
1,150 One Bryant Park Trust 2019-OBP , 144A 2.516% 9/15/54 Aaa 947,656
1,371 OPG Trust 2021-PORT (1-Month LIBOR reference rate +
1.529% spread), 144A (3)
5.404% 10/15/36 N/R 1,264,856
500 Oportun Funding XIV LLC , 144A 2021 A 5.400% 3/08/28 N/R 447,903
500 Oportun Funding XIV LLC , 144A 2021 A 3.440% 3/08/28 N/R 455,204
350 Oportun Issuance Trust 2021-C , 144A 5.570% 10/08/31 N/R 285,773
617 Oportun Issuance Trust 2021-C , 144A 3.610% 10/08/31 N/R 533,442
1,000 Palmer Square CLO 2021-3 Ltd (3-Month LIBOR
reference rate + 2.950% spread), 144A 2021 3A (3)
5.462% 1/15/35 Baa3 918,395
2,500 Palmer Square CLO 2022-1 Ltd (TSFR3M reference rate
+ 3.050% spread), 144A 2022 1A (3)
7.013% 4/20/35 Baa3 2,287,615
250 Purchasing Power Funding 2021-A LLC , 144A 4.370% 10/15/25 N/R 236,640
2,302 Purewest Funding LLC , 144A 2021 1 4.091% 12/22/36 A- 2,179,173
16 Sequoia Mortgage Trust 2018-7 , 144A 4.000% 9/25/48 Aaa 15,018
8 Sequoia Mortgage Trust 2019-2 , 144A 4.000% 6/25/49 Aaa 7,179
302 Sequoia Mortgage Trust 2020-3 , 144A 3.000% 4/25/50 AAA 246,141
1,451 Sesac Finance LLC , 144A 2019 1 5.216% 7/25/49 N/R 1,337,807
1,654 Settlement Fee Finance 2019-1 LLC , 144A 2019 1A (5) 3.840% 11/01/49 N/R 1,574,776
252 Sierra Timeshare 2019-2 Receivables Funding LLC , 144A
2019 2A
4.540% 5/20/36 BB 235,099
233 Sierra Timeshare 2019-3 Receivables Funding LLC , 144A
2019 3A
4.180% 8/20/36 BB 217,175
201 Sierra Timeshare 2021-1 Receivables Funding LLC , 144A
2021 1A
1.790% 11/20/37 BBB 182,963
262 S-Jets 2017-1 Ltd , 144A 3.967% 8/15/42 BBB- 201,096
40,180 SLG Office Trust 2021-OVA , 144A , (I/O) 0.258% 7/15/41 AA- 656,176
1,155 SLG Office Trust 2021-OVA , 144A 2.851% 7/15/41 N/R 812,099
1,929 SMR 2022-IND Mortgage Trust (TSFR1M reference rate +
3.950% spread), 144A (3)
7.744% 2/15/39 Baa3 1,782,130
1,887 Sonic Capital LLC , 144A 2020 1A 3.845% 1/20/50 BBB 1,668,913
1,500 Spruce Hill Mortgage Loan Trust 2020-SH1 , 144A 3.827% 1/28/50 BBB 1,305,937
982 Start II LTD , 144A 2019 1 5.095% 3/15/44 BB 662,611
2,604 Taco Bell Funding LLC , 144A 2021 1A 2.294% 8/25/51 BBB 2,095,234
1,732 Taco Bell Funding LLC , 144A 2021 1A 1.946% 8/25/51 BBB 1,461,899
1,500 TCW CLO 2021-2 Ltd (3-Month LIBOR reference rate +
6.860% spread), 144A 2021 2A (3)
6.985% 7/25/34 BB- 1,308,327
305 Tricon American Homes 2019-SFR1 Trust , 144A 3.198% 3/17/38 A1 274,681
700 Tricon American Homes 2020-SFR1 , 144A 2.548% 7/17/38 A3 604,703
1,141 UBS-Barclays Commercial Mortgage Trust 2013-C5 ,
144A
3.649% 3/10/46 A2 1,128,010
3,000 VB-S1 Issuer LLC - VBTEL , 144A 2022 1A 4.288% 2/15/52 BBB- 2,527,866
600 Verus Securitization Trust 2019-4 , 144A 3.207% 11/25/59 A- 512,299
894 Verus Securitization Trust 2020-1 , 144A 2.724% 1/25/60 AA- 841,986
272 Verus Securitization Trust 2020-4 , 144A 2.321% 5/25/65 AA 248,049
2,000 Verus Securitization Trust 2021-8 , 144A 3.288% 11/25/66 BBB 1,447,719
1,108 Vivint Solar Financing V LLC , 144A 2018 1A 7.370% 4/30/48 N/R 1,015,804
700 VNDO Trust 2016-350P , 144A 4.033% 1/10/35 B 543,585
1,090 VR Funding LLC , 144A 2020 1A 2.790% 11/15/50 N/R 960,406
196 VR Funding LLC , 144A 2020 1A 6.420% 11/15/50 N/R 180,553
52 Washington Mutual MSC Mortgage Pass-Through
Certificates Series 2004-RA3 Trust
5.793% 8/25/38 A 49,336
391 Wells Fargo Mortgage Backed Securities 2021-1 Trust ,
144A
2.500% 12/25/50 AAA 307,609
979 Wells Fargo Mortgage Backed Securities 2021-INV1 Trust
, 144A
3.317% 8/25/51 A 742,527
859 Wendy's Funding LLC , 144A 2021 1A 2.370% 6/15/51 BBB 690,246
350 WFRBS Commercial Mortgage Trust 2013-C14 3.337% 6/15/46 Aaa 344,918
543 ZAXBY'S FUNDING LLC , 144A 2021 1A 3.238% 7/30/51 N/R 440,783
$ 437,873 Total Asset-Backed and Mortgage-Backed Securities (cost $316,497,728) 282,842,953

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 182,841,438 CORPORATE BONDS - 28.0%
X 182,841,438
Aerospace & Defense - 0.2%
$ 1,000 Boeing Co/The 5.705% 5/01/40 Baa2 $ 952,870
750 Raytheon Technologies Corp 1.900% 9/01/31 A- 597,071
1,750 Total Aerospace & Defense 1,549,941
Airlines - 0.4%
1,350 American Airlines 2021-1 Class A Pass Through Trust 2.875% 7/11/34 A 1,085,704
403 British Airways 2020-1 Class A Pass Through Trust2020 A,
144A
4.250% 11/15/32 A 368,103
351 British Airways 2020-1 Class B Pass Through Trust2020 A,
144A
8.375% 11/15/28 BBB 345,163
1,000 Grupo Aeromexico SAB de CV, 144A 8.500% 3/17/27 B 855,000
3,104 Total Airlines 2,653,970
Auto Components - 0.3%
600 Adient Global Holdings Ltd, 144A 4.875% 8/15/26 BB- 560,046
1,500 Goodyear Tire & Rubber Co (6) 5.000% 7/15/29 BB- 1,305,000
2,100 Total Auto Components 1,865,046
Automobiles - 0.6%
1,040 Ford Motor Credit Co LLC 3.375% 11/13/25 BB+ 959,535
1,000 General Motors Financial Co Inc 3.600% 6/21/30 BBB 857,647
1,000 General Motors Financial Co Inc 2.400% 4/10/28 BBB 844,102
1,500 Hyundai Capital Services Inc, 144A 2.125% 4/24/25 BBB+ 1,367,729
4,540 Total Automobiles 4,029,013
Banks - 3.4%
1,200 Access Bank PLC, 144A 6.125% 9/21/26 B3 923,640
375 African Export-Import Bank, 144A 2.634% 5/17/26 Baa1 325,782
1,450 Akbank TAS, 144A (6) 6.800% 2/06/26 B3 1,381,241
1,000 Banco de Credito e Inversiones SA, 144A 2.875% 10/14/31 A2 810,000
1,050 Banco Nacional de Comercio Exterior SNC/Cayman
Islands, 144A
2.720% 8/11/31 Ba1 887,250
1,235 Banco Santander SA 3.800% 2/23/28 A- 1,125,362
500 Bangkok Bank PCL/Hong Kong, 144A 3.466% 9/23/36 Baa3 391,349
1,250 Bank of America Corp 3.248% 10/21/27 AA- 1,152,303
2,685 Bank of America Corp 1.898% 7/23/31 AA- 2,093,374
1,035 Banque Ouest Africaine de Developpement, 144A 4.700% 10/22/31 Baa1 849,217
850 Banque Ouest Africaine de Developpement, 144A 5.000% 7/27/27 Baa1 784,567
1,160 BNP Paribas SA, 144A 4.375% 5/12/26 A- 1,103,234
550 Caelus Re VI Ltd2020 A (3-Month U.S. Treasury Bill
reference rate + 5.380% spread), 144A (3)
9.656% 6/07/23 N/R 528,000
1,000 Citigroup Inc 2.572% 6/03/31 A 819,545
1,250 Deutsche Bank AG/New York NY 3.961% 11/26/25 Baa1 1,182,330
1,675 Development Bank of Kazakhstan JSC, 144A 2.950% 5/06/31 Baa2 1,324,858
1,375 Grupo Aval Ltd, 144A 4.375% 2/04/30 BB+ 1,067,000
1,500 ING Groep NV 3.950% 3/29/27 A+ 1,419,392
1,500 JPMorgan Chase & Co 1.953% 2/04/32 AA- 1,166,751
1,000 JPMorgan Chase & Co 1.470% 9/22/27 AA- 868,011
1,000 Turkiye Garanti Bankasi AS, 144A 7.177% 5/24/27 Caa2 905,812
1,525 Turkiye Vakiflar Bankasi TAO, 144A 5.500% 10/01/26 B- 1,345,813
26,165 Total Banks 22,454,831
Beverages - 0.9%
1,200 Anadolu Efes Biracilik Ve Malt Sanayii AS, 144A 3.375% 6/29/28 BB+ 899,712
750 Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.900% 2/01/46 BBB+ 701,613
750 Anheuser-Busch InBev Worldwide Inc 4.350% 6/01/40 BBB+ 677,018

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000)   Description (1) Coupon
Beverages (continued)
730 Central American Bottling Corp / CBC Bottling Holdco SL
/ Beliv Holdco SL, 144A
5.250% 4/27/29 BB+ $ 658,139
1,200 Cia Cervecerias Unidas SA, 144A 3.350% 1/19/32 A- 1,008,000
1,125 Primo Water Holdings Inc, 144A 4.375% 4/30/29 B1 972,180
1,275 Triton Water Holdings Inc, 144A 6.250% 4/01/29 CCC+ 992,313
7,030 Total Beverages 5,908,975
Capital Markets - 1.0%
90 AG TTMT Escrow Issuer LLC, 144A 8.625% 9/30/27 B2 90,926
1,000 Banco BTG Pactual SA/Cayman Islands, 144A 2.750% 1/11/26 Ba2 904,100
1,000 Compass Group Diversified Holdings LLC, 144A 5.250% 4/15/29 B+ 874,240
1,750 ENN Clean Energy International Investment Ltd, 144A 3.375% 5/12/26 BBB- 1,492,540
1,000 Goldman Sachs Group Inc 1.542% 9/10/27 A2 864,019
1,000 Goldman Sachs Group Inc 1.992% 1/27/32 A2 772,049
1,250 Morgan Stanley 1.593% 5/04/27 A1 1,101,227
665 NFP Corp, 144A 7.500% 10/01/30 B1 638,314
7,755 Total Capital Markets 6,737,415
Chemicals - 1.0%
1,700 Alpek SAB de CV, 144A 4.250% 9/18/29 BBB- 1,545,096
750 Celanese US Holdings LLC 6.050% 3/15/25 BBB- 746,233
950 EverArc Escrow Sarl, 144A 5.000% 10/30/29 B+ 760,000
1,025 OCP SA, 144A 3.750% 6/23/31 BB+ 837,413
1,325 Orbia Advance Corp SAB de CV, 144A 1.875% 5/11/26 BBB 1,154,499
725 Sasol Financing USA LLC (6) 4.375% 9/18/26 BB+ 657,937
790 Tronox Inc, 144A 4.625% 3/15/29 BB- 636,100
7,265 Total Chemicals 6,337,278
Commercial Services & Supplies - 0.3%
1,670 ADT Security Corp, 144A 4.875% 7/15/32 BB- 1,444,901
500 Allied Universal Holdco LLC/Allied Universal Finance
Corp/Atlas Luxco 4 Sarl, 144A
4.625% 6/01/28 B 424,057
375 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
6.250% 1/15/28 B- 348,750
2,545 Total Commercial Services & Supplies 2,217,708
Communications Equipment - 0.4%
1,000 T-Mobile USA Inc 2.250% 11/15/31 BBB- 796,013
2,585 Vodafone Group PLC 4.125% 6/04/81 BB+ 1,945,238
3,585 Total Communications Equipment 2,741,251
Construction Materials - 0.3%
750 Gates Global LLC / Gates Corp, 144A 6.250% 1/15/26 B 723,158
1,250 UltraTech Cement Ltd, 144A 2.800% 2/16/31 Baa3 1,015,099
2,000 Total Construction Materials 1,738,257
Consumer Finance - 0.2%
425 OneMain Finance Corp 5.375% 11/15/29 BB 354,960
1,095 OneMain Finance Corp 3.500% 1/15/27 BB 897,507
1,520 Total Consumer Finance 1,252,467
Containers & Packaging - 0.3%
1,000 Amcor Finance USA Inc 3.625% 4/28/26 BBB 947,429
1,000 LABL Inc, 144A 5.875% 11/01/28 B2 883,633
2,000 Total Containers & Packaging 1,831,062

Principal
Amount (000)   Description (1) Coupon
Diversified Consumer Services - 0.1%
570 Matterhorn Re Ltd, 144A 0.000% 12/07/22 N/R $ 552,900
Diversified Financial Services - 0.6%
500 Citrus Re Ltd (3-Month U.S. Treasury Bill reference rate +
5.100% spread), 144A (3)
5.100% 6/07/25 N/R 475,000
600 DAE Funding LLC, 144A 3.375% 3/20/28 Baa3 522,915
500 Hestia Re Ltd (1-Month U.S. Treasury Bill reference rate +
9.500% spread), 144A (3)
13.820% 4/22/25 N/R 350,000
1,000 Indian Railway Finance Corp Ltd, 144A 3.570% 1/21/32 BBB- 860,600
250 Matterhorn Re Ltd (SOFR reference rate + 5.315%
spread), 144A (3)
5.889% 3/24/25 N/R 216,250
2 Putnam RE PTE Ltd2020 A (1-Month U.S. Treasury Bill
reference rate + 5.500% spread), 144A (3),(5)
9.820% 6/07/24 N/R 0
1,000 Sanders Re Ltd (3-Month U.S. Treasury Bill reference rate
+ 3.090% spread), 144A (3)
3.250% 4/07/25 N/R 920,000
500 Sierra Ltd2020 A (3-Month U.S. Treasury Bill reference
rate + 3.250% spread), 144A (3)
7.570% 12/28/22 N/R 490,000
4,352 Total Diversified Financial Services 3,834,765
Diversified Telecommunication Services - 0.4%
750 AT&T Inc 4.350% 3/01/29 BBB+ 719,679
750 AT&T Inc 3.500% 6/01/41 BBB+ 573,061
770 Iliad Holding SASU, 144A 6.500% 10/15/26 BB- 732,458
1,000 Verizon Communications Inc 1.750% 1/20/31 A- 783,269
3,270 Total Diversified Telecommunication Services 2,808,467
Electric Utilities - 1.1%
750 AEP Transmission Co LLC 3.650% 4/01/50 A2 570,934
1,035 AES Andres BV, 144A 5.700% 5/04/28 BB- 869,378
1,000 DTE Electric Co 2.250% 3/01/30 Aa3 846,154
800 Empresas Publicas de Medellin ESP, 144A 4.375% 2/15/31 Baa3 592,000
950 Eskom Holdings SOC Ltd, 144A 6.350% 8/10/28 Ba2 889,438
1,000 Georgia Power Co 2.650% 9/15/29 BBB+ 858,924
250 NPC Ukrenergo, 144A 6.875% 11/09/28 Caa3 42,870
750 PacifiCorp 2.900% 6/15/52 A+ 505,833
800 Public Service Co of Colorado 2.700% 1/15/51 A1 522,803
1,500 ReNew Wind Energy AP2 / ReNew Power Pvt Ltd other 9
Subsidiaries, 144A (6)
4.500% 7/14/28 Ba3 1,272,162
8,835 Total Electric Utilities 6,970,496
Electronic Equipment, Instruments & Components - 0.2%
1,150 Imola Merger Corp, 144A 4.750% 5/15/29 BB+ 1,026,375
Energy Equipment & Services - 0.7%
550 Archrock Partners LP / Archrock Partners Finance Corp,
144A
6.250% 4/01/28 B+ 510,125
1,100 Archrock Partners LP / Archrock Partners Finance Corp,
144A
6.875% 4/01/27 B+ 1,064,250
2,000 EIG Pearl Holdings Sarl, 144A 3.545% 8/31/36 A1 1,654,000
1,700 Galaxy Pipeline Assets Bidco Ltd, 144A 2.625% 3/31/36 Aa2 1,353,648
5,350 Total Energy Equipment & Services 4,582,023
Entertainment - 0.2%
145 Univision Communications Inc, 144A 7.375% 6/30/30 B+ 144,713
1,000 Warnermedia Holdings Inc, 144A 5.050% 3/15/42 BBB- 800,548
1,145 Total Entertainment 945,261

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000)   Description (1) Coupon
Equity Real Estate Investment Trusts - 0.9%
1,000 Brixmor Operating Partnership LP 2.250% 4/01/28 BBB $ 827,648
750 Essential Properties LP 2.950% 7/15/31 BBB 544,512
1,000 Kite Realty Group Trust 4.750% 9/15/30 BBB 887,667
750 Regency Centers LP 2.950% 9/15/29 BBB+ 630,890
500 SBA Tower Trust, 144A 1.631% 11/15/26 A2 424,854
270 SBA Tower Trust, 144A 1.884% 1/15/26 A2 237,727
2,200 SBA Tower Trust, 144A 1.840% 4/15/27 A2 1,854,492
240 SBA Tower Trust, 144A 2.836% 1/15/25 A2 226,008
6,710 Total Equity Real Estate Investment Trusts 5,633,798
Food & Staples Retailing - 0.1%
950 CVS Health Corp 4.250% 4/01/50 BBB 782,004
Food Products - 0.4%
1,750 BRF SA, 144A 4.875% 1/24/30 Ba2 1,449,060
280 General Mills Inc 5.241% 11/18/25 BBB 280,375
1,075 Ulker Biskuvi Sanayi AS, 144A 6.950% 10/30/25 B 854,625
3,105 Total Food Products 2,584,060
Gas Utilities - 0.3%
1,125 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.875% 4/01/29 B 947,292
1,050 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.375% 4/01/26 B 966,000
2,175 Total Gas Utilities 1,913,292
Health Care Equipment & Supplies - 0.1%
750 DH Europe Finance II Sarl 2.600% 11/15/29 A- 661,768
Health Care Providers & Services - 0.4%
1,250 HCA Inc 5.625% 9/01/28 BBB- 1,248,266
1,840 Tenet Healthcare Corp, 144A 4.375% 1/15/30 BB- 1,602,769
3,090 Total Health Care Providers & Services 2,851,035
Hotels, Restaurants & Leisure - 0.7%
990 Cinemark USA Inc, 144A (6) 5.250% 7/15/28 B 790,762
1,500 GENM Capital Labuan Ltd, 144A 3.882% 4/19/31 BBB 1,115,264
600 Life Time Inc, 144A 5.750% 1/15/26 B 576,942
325 Melco Resorts Finance Ltd, 144A 5.750% 7/21/28 BB- 264,875
1,135 Sands China Ltd (6) 3.750% 8/08/31 Baa2 908,000
1,250 Wynn Macau Ltd, 144A 5.625% 8/26/28 B+ 1,035,300
5,800 Total Hotels, Restaurants & Leisure 4,691,143
Independent Power And Renewable Electricity Producers - 0.1%
875 Israel Electric Corp Ltd, 144A , Reg S 3.750% 2/22/32 BBB+ 762,272
Independent Power Producers & Energy Traders - 0.7%
1,195 Alfa Desarrollo SpA2021 1, 144A 4.550% 9/27/51 BBB- 876,513
1,050 Colbun SA, 144A 3.150% 1/19/32 BBB+ 868,875
1,500 EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime
Energia SpA, 144A
5.375% 12/30/30 BBB- 994,033
1,490 Sweihan PV Power Co PJSC2022 1, 144A 3.625% 1/31/49 BBB+ 1,177,326
628 UEP Penonome II SA2020 1, 144A 6.500% 10/01/38 BB 470,872
5,863 Total Independent Power Producers & Energy Traders 4,387,619
Insurance - 0.8%
750 Aon Corp / Aon Global Holdings PLC 2.600% 12/02/31 A- 613,961
750 Berkshire Hathaway Finance Corp 2.875% 3/15/32 AA 661,142
500 Bonanza RE Ltd2020 A (3-Month U.S. Treasury Bill
reference rate + 4.750% spread), 144A (3)
9.070% 12/23/24 N/R 400,000

Principal
Amount (000)   Description (1) Coupon
Insurance (continued)
250 Bonanza RE Ltd (3-Month U.S. Treasury Bill reference rate
+ 5.750% spread), 144A (3)
10.070% 3/16/25 N/R $ 62,500
750 Corebridge Financial Inc, 144A 3.900% 4/05/32 BBB+ 661,355
750 Hartford Financial Services Group Inc 2.800% 8/19/29 BBB+ 642,645
250 Kendall Re Ltd2020 A (3-Month U.S. Treasury Bill
reference rate + 4.000% spread), 144A (3)
4.040% 5/02/24 N/R 225,000
1,395 Prudential Financial Inc 3.700% 10/01/50 BBB+ 1,122,975
550 Residential Reinsurance 2020 Ltd2020 A (3-Month U.S.
Treasury Bill reference rate + 6.180% spread), 144A (3)
6.510% 12/06/24 N/R 528,000
500 Vitality Re XII Ltd2020 A (3-Month U.S. Treasury Bill
reference rate + 2.250% spread), 144A (3)
6.570% 1/07/25 BBB+ 460,000
6,445 Total Insurance 5,377,578
Interactive Media & Services - 0.3%
1,100 Arches Buyer Inc, 144A 4.250% 6/01/28 B1 904,915
535 Baidu Inc 1.625% 2/23/27 A 454,893
725 Prosus NV, 144A 3.680% 1/21/30 BBB 587,887
2,360 Total Interactive Media & Services 1,947,695
Internet & Direct Marketing Retail - 0.3%
2,000 Prosus NV, 144A 3.257% 1/19/27 BBB 1,758,702
200 Prosus NV, 144A 4.850% 7/06/27 BBB 183,500
2,200 Total Internet & Direct Marketing Retail 1,942,202
IT Services - 0.8%
2,075 Ahead DB Holdings LLC, 144A 6.625% 5/01/28 CCC+ 1,695,316
750 MPH Acquisition Holdings LLC, 144A 5.500% 9/01/28 Ba3 599,078
2,140 Presidio Holdings Inc, 144A 8.250% 2/01/28 CCC+ 1,915,232
1,000 Virtusa Corp, 144A 7.125% 12/15/28 CCC+ 750,000
5,965 Total IT Services 4,959,626
Machinery - 0.1%
800 WASH Multifamily Acquisition Inc, 144A 5.750% 4/15/26 B- 749,856
Marine - 0.2%
1,740 Misc Capital Two Labuan Ltd, 144A 3.750% 4/06/27 BBB 1,587,141
Media - 0.9%
1,000 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 6.375% 9/01/29 BB+ 952,740
1,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
3.900% 6/01/52 BBB- 664,200
1,100 Comcast Corp 2.800% 1/15/51 A- 717,317
1,500 CSC Holdings LLC, 144A 4.125% 12/01/30 BB- 1,151,250
925 LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 BB+ 764,548
1,500 Sirius XM Radio Inc, 144A 4.000% 7/15/28 BB 1,325,730
625 TEGNA Inc 4.625% 3/15/28 BB 589,444
7,650 Total Media 6,165,229
Metals & Mining - 0.9%
700 AngloGold Ashanti Holdings PLC 3.375% 11/01/28 Baa3 613,917
1,675 AngloGold Ashanti Holdings PLC 3.750% 10/01/30 Baa3 1,449,489
750 Antofagasta PLC, 144A 5.625% 5/13/32 BBB+ 725,400
1,120 Freeport Indonesia PT, 144A 5.315% 4/14/32 Baa3 1,036,000
2,000 SunCoke Energy Inc, 144A 4.875% 6/30/29 BB 1,694,270
6,245 Total Metals & Mining 5,519,076

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000)   Description (1) Coupon
Multiline Retail - 0.1%
1,450 JSM Global Sarl, 144A 4.750% 10/20/30 Ba1 $ 918,720
Oil, Gas & Consumable Fuels - 3.1%
800 Cosan SA, 144A 5.500% 9/20/29 BB 726,600
1,000 Ecopetrol SA 5.875% 11/02/51 Baa3 662,696
100 Ecopetrol SA 5.875% 5/28/45 Baa3 68,856
450 Ecopetrol SA 4.625% 11/02/31 Baa3 338,625
575 Ecopetrol SA 6.875% 4/29/30 Baa3 514,849
900 Empresa Nacional del Petroleo, 144A 3.450% 9/16/31 A- 752,336
826 Energean Israel Finance Ltd, 144A , Reg S 5.375% 3/30/28 BB- 758,606
750 Energy Transfer LP 5.000% 5/15/50 BBB- 618,112
250 EnLink Midstream LLC 5.375% 6/01/29 BB+ 238,125
750 Enterprise Products Operating LLC 4.450% 2/15/43 BBB+ 636,853
335 EQM Midstream Partners LP, 144A 7.500% 6/01/30 BB 337,926
240 Holly Energy Partners LP / Holly Energy Finance Corp,
144A
6.375% 4/15/27 BB+ 234,813
1,000 Kinder Morgan Energy Partners LP 5.800% 3/15/35 BBB 986,119
500 Medco Laurel Tree Pte Ltd, 144A 6.950% 11/12/28 B+ 438,323
1,500 MEG Energy Corp, 144A 5.875% 2/01/29 BB- 1,423,500
800 Murphy Oil Corp 5.875% 12/01/27 BB+ 772,396
850 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A
7.500% 2/01/26 B 767,734
1,010 Parkland Corp/Canada, 144A 4.625% 5/01/30 BB 846,885
500 Pertamina Persero PT, 144A 1.400% 2/09/26 Baa2 445,427
200 Petroleos del Peru SA, 144A 4.750% 6/19/32 BB+ 157,200
1,490 Petroleos Mexicanos 6.700% 2/16/32 BBB 1,152,086
100 Petroleos Mexicanos 6.750% 9/21/47 BBB 63,476
559 Petroleos Mexicanos 7.690% 1/23/50 BBB 384,681
1,000 Sabine Pass Liquefaction LLC 4.200% 3/15/28 BBB 944,112
1,665 Saka Energi Indonesia PT, 144A 4.450% 5/05/24 B+ 1,595,506
1,000 SierraCol Energy Andina LLC, 144A 6.000% 6/15/28 B1 746,250
1,000 Thaioil Treasury Center Co Ltd, 144A 2.500% 6/18/30 BBB 783,313
750 TotalEnergies Capital International SA 2.986% 6/29/41 A+ 571,398
1,780 Transcanada Trust 5.500% 9/15/79 BBB 1,517,450
975 USA Compression Partners LP / USA Compression
Finance Corp
6.875% 9/01/27 BB- 930,833
23,655 Total Oil, Gas & Consumable Fuels 20,415,086
Paper & Forest Products - 0.2%
1,500 Suzano Austria GmbH 3.125% 1/15/32 BBB- 1,170,387
Personal Products - 0.2%
675 Coty Inc, 144A 5.000% 4/15/26 BB- 647,149
745 Natura &Co Luxembourg Holdings Sarl, 144A (6) 6.000% 4/19/29 BB 623,052
1,420 Total Personal Products 1,270,201
Pharmaceuticals - 0.6%
850 CVS Health Corp 1.750% 8/21/30 BBB 677,026
1,475 ORGANON & CO/ORG, 144A 5.125% 4/30/31 BB- 1,308,930
1,100 Takeda Pharmaceutical Co Ltd 5.000% 11/26/28 BBB+ 1,100,302
990 Teva Pharmaceutical Finance Netherlands III BV (6) 5.125% 5/09/29 Ba2 888,282
4,415 Total Pharmaceuticals 3,974,540
Semiconductors & Semiconductor Equipment - 0.4%
1,000 Broadcom Inc, 144A 3.469% 4/15/34 BBB- 793,911
1,200 SK Hynix Inc, 144A 1.500% 1/19/26 Baa2 1,039,127
675 TSMC Arizona Corp 3.875% 4/22/27 AA- 651,560
2,875 Total Semiconductors & Semiconductor Equipment 2,484,598

Principal
Amount (000)   Description (1) Coupon
Software - 0.3%
500 Condor Merger Sub Inc, 144A (6) 7.375% 2/15/30 CCC+ $ 409,656
1,000 Rocket Software Inc, 144A (6) 6.500% 2/15/29 CCC 786,229
1,000 Salesforce Inc 2.700% 7/15/41 A+ 738,161
2,500 Total Software 1,934,046
Specialty Retail - 0.5%
1,000 Michaels Cos Inc, 144A 7.875% 5/01/29 Caa1 591,250
1,125 Michaels Cos Inc, 144A 5.250% 5/01/28 B1 823,989
1,000 O'Reilly Automotive Inc 3.900% 6/01/29 Baa1 935,531
700 Staples Inc, 144A 7.500% 4/15/26 B 624,495
3,825 Total Specialty Retail 2,975,265
Technology Hardware, Storage & Peripherals - 0.1%
1,000 Apple Inc 2.450% 8/04/26 Aaa 937,224
Thrifts & Mortgage Finance - 0.3%
2,000 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc,
144A
3.625% 3/01/29 Ba1 1,610,000
Trading Companies & Distributors - 0.5%
880 AerCap Holdings NV (6) 5.875% 10/10/79 BB+ 815,566
$ 1,250 AerCap Ireland Capital DAC / AerCap Global Aviation
Trust
3.000% 10/29/28 BBB 1,056,112
1,825 Albion Financing 2SARL, 144A 8.750% 4/15/27 BB- 1,551,040
3,955 Total Trading Companies & Distributors 3,422,718
Transportation Infrastructure - 0.1%
500 Adani Ports & Special Economic Zone Ltd, 144A 3.100% 2/02/31 BBB- 372,869
Wireless Telecommunication Services - 1.0%
1,375 America Movil SAB de CV, 144A 5.375% 4/04/32 Baa3 1,267,317
1,100 AT&T Inc 3.500% 9/15/53 BBB+ 776,731
1,400 C&W Senior Financing DAC, 144A 6.875% 9/15/27 BB- 1,246,959
775 CT Trust, 144A 5.125% 2/03/32 Ba1 671,340
975 Empresa Nacional de Telecomunicaciones SA, 144A 3.050% 9/14/32 BBB 760,500
1,386 Millicom International Cellular SA2028 2028, 144A 5.125% 1/15/28 BB+ 1,253,346
995 Vmed O2 UK Financing I PLC, 144A 4.750% 7/15/31 BB+ 826,696
8,006 Total Wireless Telecommunication Services 6,802,889
$ 215,855 Total Corporate Bonds (cost $211,706,969) 182,841,438
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 47,599,867 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 7.3%
X 47,599,867
Automobiles - 0.3%
$ 1,285 General Motors Financial Co Inc 5.750% N/A (7) BB+ $ 1,088,742
1,235 General Motors Financial Co Inc 5.700% N/A (7) BB+ 1,068,275
2,520 Total Automobiles 2,157,017
Banks - 3.4%
1,100 Banco de Credito del Peru S.A, 144A 3.125% 7/01/30 BBB- 1,002,760
1,500 Bank of America Corp 6.100% N/A (7) BBB+ 1,462,680
1,500 Bank of America Corp (6) 6.125% N/A (7) BBB+ 1,451,250
1,330 Citigroup Inc 5.950% N/A (7) BBB- 1,239,951
1,000 Citigroup Inc 6.300% N/A (7) BBB- 935,000
2,000 CoBank ACB 6.250% N/A (7) BBB+ 1,920,637
2,000 Goldman Sachs Group Inc 3.800% N/A (7) BBB- 1,582,072
1,560 Huntington Bancshares Inc/OH 5.625% N/A (7) Baa3 1,410,942

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Banks (continued)
$ 1,275 JPMorgan Chase & Co 5.000% N/A (7) BBB+ $ 1,179,962
2,450 JPMorgan Chase & Co 3.650% N/A (7) BBB+ 2,058,000
1,415 Truist Financial Corp 5.100% N/A (7) Baa2 1,267,840
2,000 Truist Financial Corp 4.800% N/A (7) Baa2 1,815,480
1,300 Wells Fargo & Co 5.900% N/A (7) Baa2 1,192,750
1,230 Wells Fargo & Co 5.875% N/A (7) Baa2 1,204,047
2,900 Wells Fargo & Co 3.900% N/A (7) Baa2 2,526,625
24,560 Total Banks 22,249,996
Building Products - 0.2%
1,125 Cemex SAB de CV, 144A 5.125% N/A (7) BB- 991,699
Capital Markets - 0.3%
2,050 Charles Schwab Corp 5.375% N/A (7) BBB 2,014,945
Communications Equipment - 0.1%
1,000 Network i2i Ltd, 144A (6) 3.975% N/A (7) BB 855,000
Diversified Financial Services - 0.1%
1,000 Voya Financial Inc 6.125% N/A (7) BBB- 969,064
Electric Utilities - 0.5%
2,000 Edison International 5.375% N/A (7) BB+ 1,698,980
1,500 Southern Co 4.000% 1/15/51 BBB- 1,322,381
3,500 Total Electric Utilities 3,021,361
Food Products - 0.4%
2,730 Land O' Lakes Inc, 144A 8.000% N/A (7) BB 2,642,806
Independent Power Producers & Energy Traders - 0.2%
1,304 Vistra Corp, 144A 7.000% N/A (7) Ba3 1,166,328
Insurance - 0.5%
2,835 AXIS Specialty Finance LLC 4.900% 1/15/40 BBB 2,317,612
1,000 Hanwha Life Insurance Co Ltd, 144A 3.379% 2/04/32 A- 814,620
3,835 Total Insurance 3,132,232
Media - 0.3%
2,185 Paramount Global 6.375% 3/30/62 Baa3 1,807,057
Multi-Utilities - 0.3%
2,035 Sempra Energy 4.875% N/A (7) BBB- 1,887,462
Oil, Gas & Consumable Fuels - 0.5%
2,235 Enbridge Inc 5.750% 7/15/80 BBB- 1,987,408
1,400 Energy Transfer LP 6.500% N/A (7) BB 1,204,952
3,635 Total Oil, Gas & Consumable Fuels 3,192,360
Trading Companies & Distributors - 0.1%
825 AerCap Global Aviation Trust, 144A 6.500% 6/15/45 BB+ 762,060
Wireless Telecommunication Services - 0.1%
800 Network i2i Ltd, 144A 5.650% N/A (7) BB 750,480
$ 53,104 Total $1,000 Par (or similar) Institutional Preferred (cost $54,646,085) 47,599,867

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 39,569,354 SOVEREIGN DEBT - 6.0%
X 39,569,354
Angola - 0.2%
$ 1,050 Angolan Government International Bond , 144A 8.750% 4/14/32 B- $ 944,013
Bermuda - 0.1%
1,150 Bermuda Government International Bond , 144A 2.375% 8/20/30 A+ 936,531
Chile - 0.1%
1,100 Chile Government International Bond 2.550% 1/27/32 A 918,980
Colombia - 0.1%
850 Colombia Government International Bond 5.000% 6/15/45 Baa2 560,856
Costa Rica - 0.1%
905 Costa Rica Government International Bond , 144A 5.625% 4/30/43 B 728,525
Cote d'Ivoire - 0.4%
1,750 Ivory Coast Government International Bond , 144A 6.125% 6/15/33 BB- 1,558,272
1,379 Ivory Coast Government International Bond , 144A 5.750% 12/31/32 BB- 1,337,308
Total Cote d'Ivoire 2,895,580
Dominican Republic - 0.2%
1,000 Dominican Republic International Bond , 144A 4.500% 1/30/30 BB- 846,654
835 Dominican Republic International Bond , 144A 5.300% 1/21/41 BB- 636,195
12,000 DOP Dominican Republic International Bond , 144A 9.750% 6/05/26 BB- 208,658
Total Dominican Republic 1,691,507
Ecuador - 0.0%
380 Ecuador Government International Bond , 144A 5.000% 7/31/30 B- 230,982
El Salvador - 0.1%
1,475 El Salvador Government International Bond , 144A 6.375% 1/18/27 CCC+ 615,812
Ghana - 0.0%
650 Ghana Government International Bond , 144A 8.125% 3/26/32 CCC+ 229,294
Hungary - 0.1%
425 Hungary Government International Bond , 144A 5.250% 6/16/29 BBB 408,340
Indonesia - 0.3%
1,575 Perusahaan Penerbit SBSN Indonesia III , 144A 4.700% 6/06/32 BBB 1,556,448
950 Perusahaan Penerbit SBSN Indonesia III , 144A 3.800% 6/23/50 BBB 740,383
Total Indonesia 2,296,831
Iraq - 0.3%
2,073 Iraq International Bond , 144A 5.800% 1/15/28 N/R 1,858,111
Italy - 0.2%
1,075 Republic of Italy Government International Bond 5.375% 6/15/33 BBB- 1,063,395
Jamaica - 0.1%
805 Jamaica Government International Bond 6.750% 4/28/28 B+ 848,430
Jordan - 0.2%
1,300 Jordan Government International Bond , 144A 5.850% 7/07/30 BB- 1,156,688
Kazakhstan - 0.1%
775 Kazakhstan Government International Bond , 144A 6.500% 7/21/45 Baa2 803,749
Kenya - 0.3%
1,445 Republic of Kenya Government International Bond , 144A 6.300% 1/23/34 B+ 1,136,203
400 Republic of Kenya Government International Bond , 144A 7.000% 5/22/27 B+ 359,920
Total Kenya 1,496,123

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Mexico - 0.6%
$ 1,000 Mexico Government International Bond 4.750% 4/27/32 BBB $ 959,531
1,640 Mexico Government International Bond 4.750% 3/08/44 BBB 1,377,060
1,950 Mexico Government International Bond 4.280% 8/14/41 BBB 1,567,440
Total Mexico 3,904,031
Mongolia - 0.2%
795 Mongolia Government International Bond , 144A(6) 4.450% 7/07/31 B 564,412
450 Mongolia Government International Bond , 144A 5.125% 4/07/26 B 362,049
Total Mongolia 926,461
Morocco - 0.2%
920 Morocco Government International Bond , 144A 3.000% 12/15/32 BB+ 728,806
850 Morocco Government International Bond , 144A 5.500% 12/11/42 BB+ 726,750
Total Morocco 1,455,556
Nigeria - 0.1%
415 Nigeria Government International Bond , 144A 7.875% 2/16/32 B- 318,015
325 Nigeria Government International Bond , 144A 8.375% 3/24/29 B- 270,036
Total Nigeria 588,051
Oman - 0.1%
850 Oman Government International Bond , 144A 6.000% 8/01/29 BB 839,701
250 Oman Government International Bond , 144A 6.750% 10/28/27 BB 258,078
Total Oman 1,097,779
Pakistan - 0.0%
275 Pakistan Global Sukuk Programme Co Ltd , 144A(6) 7.950% 1/31/29 Caa1 145,750
Panama - 0.2%
1,360 Panama Bonos del Tesoro 3.362% 6/30/31 BBB 1,110,916
Peru - 0.1%
925 Peruvian Government International Bond 2.783% 1/23/31 Baa1 774,765
Philippines - 0.3%
1,000 Philippine Government International Bond 6.375% 10/23/34 BBB+ 1,095,821
495 Philippine Government International Bond 4.200% 3/29/47 BBB+ 423,200
Total Philippines 1,519,021
Poland - 0.2%
1,000 Republic of Poland Government International Bond 3.250% 4/06/26 A2 952,500
Qatar - 0.2%
850 Qatar Government International Bond , 144A 4.817% 3/14/49 AA 824,500
675 Qatar Government International Bond , 144A 3.750% 4/16/30 AA 648,383
Total Qatar 1,472,883
Rwanda - 0.2%
1,375 Rwanda International Government Bond , 144A 5.500% 8/09/31 B+ 1,072,500
Saudi Arabia - 0.2%
1,890 Saudi Government International Bond , 144A 3.750% 1/21/55 A1 1,474,200
South Africa - 0.3%
2,450 Republic of South Africa Government International Bond 5.375% 7/24/44 Ba2 1,877,557
Turkey - 0.2%
1,550 Turkiye Ihracat Kredi Bankasi AS , 144A 5.750% 7/06/26 B3 1,369,592

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Ukraine - 0.0%
$ 225 Ukraine Government International Bond , 144A 7.750% 9/01/29 CCC+ $ 52,313
390 Ukraine Government International Bond , 144A 9.750% 11/01/30 CCC+ 91,732
Total Ukraine 144,045
Total Sovereign Debt (cost $48,750,231) 39,569,354
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 30,479,688 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.7%
X 30,479,688
$ 15,000 United States Treasury Note/Bond 4.000% 11/15/42 Aaa $ 15,070,313
10,000 United States Treasury Note/Bond 4.125% 11/15/32 Aaa 10,390,625
5,000 United States Treasury Note/Bond 3.875% 11/30/27 Aaa 5,018,750
$ 30,000 Total U.S. Government and Agency Obligations (cost $30,061,802) 30,479,688
Principal
Amount (000) Description (1),(8) Coupon Maturity Ratings (2) Value
X 21,407,423 CONTINGENT CAPITAL SECURITIES - 3.3%
X 21,407,423
Banks - 3.1%
$ 1,650 Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (7) Ba2 $ 1,560,706
1,480 Banco Mercantil del Norte SA/Grand Cayman, 144A 6.750% N/A (7) Ba2 1,423,464
2,460 Banco Santander SA 4.750% N/A (7) Ba1 1,907,797
1,375 Bancolombia SA 4.625% 12/18/29 Ba3 1,170,469
1,250 Bangkok Bank PCL/Hong Kong, 144A 5.000% N/A (7) Ba1 1,161,210
1,000 Bank Hapoalim BM, 144A , Reg S 3.255% 1/21/32 BBB 852,210
1,840 Barclays PLC 8.000% N/A (7) BBB- 1,734,200
1,330 BNP Paribas SA, 144A 6.625% N/A (7) BBB 1,277,384
1,395 HSBC Holdings PLC 6.000% N/A (7) BBB 1,234,854
1,265 Lloyds Banking Group PLC 7.500% N/A (7) Baa3 1,214,988
1,500 Lloyds Banking Group PLC 7.500% N/A (7) Baa3 1,466,385
2,000 Macquarie Bank Ltd/London, 144A 6.125% N/A (7) BB+ 1,687,936
1,700 Mizrahi Tefahot Bank Ltd, 144A , Reg S 3.077% 4/07/31 BBB 1,487,500
2,000 NatWest Group PLC 8.000% N/A (7) BBB- 1,946,800
22,245 Total Banks 20,125,903
Capital Markets - 0.2%
1,505 Deutsche Bank AG 6.000% N/A (7) Ba2 1,281,520
$ 23,750 Total Contingent Capital Securities (cost $24,802,876) 21,407,423
Principal
Amount (000) Description (1) Coupon (9)
Reference
Rate (9) Spread (9) Maturity (10) Ratings (2) Value
X 21,245,239 VARIABLE RATE SENIOR LOAN INTERESTS - 3.2% (9)
X 21,245,239
Airlines - 0.3%
$ 333 Mileage Plus Holdings LLC,
Term Loan B
8.777% 3-Month LIBOR 5.250% 6/20/27 Baa3 $ 342,475
175 SkyMiles IP Ltd., Term Loan B 7.993% 3-Month LIBOR 3.750% 10/20/27 Baa1 177,746
1,477 United Airlines, Inc., Term
Loan B
8.108% 3-Month LIBOR 3.750% 4/21/28 Ba1 1,463,249
1,985 Total Airlines 1,983,470
Beverages - 0.1%
396 City Brewing Company, LLC,
Term Loan
7.379% 1-Month LIBOR 3.500% 4/05/28 B- 249,480
437 Sunshine Investments B.V.,
Term Loan
8.515% CME Term
SOFR 3 Month
4.250% 5/05/29 B+ 429,352
833 Total Beverages 678,832

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon (9)
Reference
Rate (9) Spread (9) Maturity (10) Ratings (2) Value
Building Products - 0.1%
$ 496 Chamberlain Group Inc, Term
Loan B
7.571% 1-Month LIBOR 3.500% 10/22/28 B $ 465,776
423 Cornerstone Building Brands,
Inc., Term Loan B
7.123% 1-Month LIBOR 3.250% 4/12/28 B 378,988
919 Total Building Products 844,764
Chemicals - 0.2%
1,071 Messer Industries GmbH,
Term Loan
6.174% 3-Month LIBOR 2.500% 3/01/26 BB- 1,057,432
70 W.R. Grace & Co.-Conn., Term
Loan B
7.438% 3-Month LIBOR 3.750% 9/22/28 BB+ 68,402
1,141 Total Chemicals 1,125,834
Commercial Services & Supplies - 0.1%
246 GFL Environmental Inc., Term
Loan
7.415% 3-Month LIBOR 3.000% 5/30/25 BB- 245,590
440 Prime Security Services
Borrower, LLC, Term Loan
6.505% 3-Month LIBOR 2.750% 9/23/26 BB- 434,540
686 Total Commercial Services & Supplies 680,130
Containers & Packaging - 0.1%
492 Plaze, Inc., Term Loan B 8.161% 1-Month LIBOR 3.500% 8/03/26 B 450,551
246 Reynolds Group Holdings
Inc. , Term Loan B2
7.321% 1-Month LIBOR 3.250% 2/05/26 B+ 242,686
738 Total Containers & Packaging 693,237
Diversified Telecommunication Services - 0.0%
171 Cablevision Lightpath LLC,
Term Loan B
7.123% 1-Month LIBOR 3.250% 12/01/27 B+ 168,006
156 Zayo Group Holdings, Inc.,
Term Loan
7.071% 1-Month LIBOR 3.000% 3/09/27 B2 118,390
327 Total Diversified Telecommunication Services 286,396
Electronic Equipment, Instruments & Components - 0.1%
395 Ingram Micro Inc., Term Loan
B
7.174% 3-Month LIBOR 3.500% 7/02/28 BB+ 390,495
Health Care Equipment & Supplies - 0.4%
1,995 Bausch & Lomb, Inc., Term
Loan
7.149% SOFR30A 3.250% 5/05/27 BB- 1,896,746
596 Medline Borrower, LP, Term
Loan B
7.321% 1-Month LIBOR 3.250% 10/21/28 BB- 566,637
2,591 Total Health Care Equipment & Supplies 2,463,383
Health Care Providers & Services - 0.5%
995 Parexel International
Corporation, Term Loan, First
Lien
7.321% 1-Month LIBOR 3.250% 11/15/28 B1 958,996
1,153 RegionalCare Hospital
Partners Holdings, Inc., Term
Loan B
8.165% 3-Month LIBOR 3.750% 11/16/25 B1 1,072,859
1,483 Select Medical Corporation,
Term Loan B
6.580% 1-Month LIBOR 2.500% 3/06/25 Ba2 1,459,990
3,631 Total Health Care Providers & Services 3,491,845

Principal
Amount (000) Description (1) Coupon (9)
Reference
Rate (9) Spread (9) Maturity (10) Ratings (2) Value
Hotels, Restaurants & Leisure - 0.1%
$ 168 Caesars Resort Collection,
LLC, Term Loan B1
7.571% 1-Month LIBOR 3.500% 7/20/25 BB- $ 167,326
491 IRB Holding Corp, Term Loan
B
6.894% SOFR30A 3.000% 12/15/27 B+ 473,626
659 Total Hotels, Restaurants & Leisure 640,952
Household Durables - 0.1%
444 Weber-Stephen Products
LLC, Term Loan B
7.321% 1-Month LIBOR 3.250% 10/30/27 CCC+ 375,322
Internet & Direct Marketing Retail - 0.1%
468 CNT Holdings I Corp, Term
Loan
7.239% SOFR90A 3.500% 11/08/27 B 454,241
Machinery - 0.1%
662 Filtration Group Corporation,
Term Loan, First Lien
7.071% 1-Month LIBOR 3.000% 3/28/25 B 655,488
Media - 0.1%
956 DirecTV Financing, LLC, Term
Loan
9.071% 1-Month LIBOR 5.000% 8/02/27 BBB- 917,605
Pharmaceuticals - 0.4%
978 Jazz Financing Lux S.a.r.l.,
Term Loan
7.571% 1-Month LIBOR 3.500% 5/05/28 BB+ 972,563
1,399 Organon & Co, Term Loan 6.188% 3-Month LIBOR 3.000% 6/02/28 BB 1,388,094
2,377 Total Pharmaceuticals 2,360,657
Semiconductors & Semiconductor Equipment - 0.1%
778 Ultra Clean Holdings, Inc,
Term Loan B
7.821% 1-Month LIBOR 3.750% 8/27/25 B1 773,891
778 Total Semiconductors & Semiconductor Equipment 773,891
Software - 0.1%
282 Camelot U.S. Acquisition LLC,
Term Loan B
7.071% 1-Month LIBOR 3.000% 10/31/26 B1 277,796
492 IGT Holding IV AB, Term Loan
B2
7.074% 3-Month LIBOR 3.400% 3/29/28 B 483,266
123 Ultimate Software Group Inc
(The), Term Loan
6.998% 3-Month LIBOR 3.250% 5/03/26 B1 118,947
897 Total Software 880,009
Specialty Retail - 0.2%
524 Les Schwab Tire Centers,
Term Loan B
6.580% 3-Month LIBOR 3.250% 11/02/27 B 514,662
83 LS Group OpCo Acquistion
LLC, Term Loan, (WI/DD)
TBD TBD TBD TBD N/R 81,444
988 PetSmart, Inc., Term Loan B 7.820% 1-Month LIBOR 3.750% 2/12/28 BB- 952,582
1,595 Total Specialty Retail 1,548,688
$ 22,082 Total Variable Rate Senior Loan Interests (cost $21,916,406) 21,245,239
Shares   Description (1) Coupon Ratings (2) Value
X 3,797,024 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 0.6%
X 3,797,024
Capital Markets - 0.1%
28,850 Morgan Stanley 6.500% BBB $ 728,174

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to
Shares   Description (1) Coupon Ratings (2) Value
Diversified Financial Services - 0.2%
14,600 AgriBank FCB 6.875% BBB+ $ 1,449,050
Insurance - 0.3%
70,000 Enstar Group Ltd 7.000% BBB- 1,619,800
Total $25 Par (or similar) Retail Preferred (cost $3,931,250) 3,797,024
Total Long-Term Investments (cost $712,313,347) 629,782,986
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   1.5%
X 9,604,721 MONEY MARKET FUNDS - 1.5%
X 9,604,721
9,604,721 State Street Navigator Securities Lending Government
Money Market Portfolio (11)
3.860%(12) $ 9,604,721
Total Investments Purchased with Collateral from Securities Lending (cost $9,604,721) 9,604,721
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  2.3%
14,931,178 REPURCHASE AGREEMENTS - 2.3%
14,931,178
$ 14,931 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 11/30/22, repurchase price
$14,931,647, collateralized by $14,671,600, U.S.
Treasury Government Bonds, 4.250%, due 11/15/40,
value $15,229,810
1.130% 12/01/22 $ 14,931,178
Total Short-Term Investments (cost $14,931,178) 14,931,178
Total Investments (cost $736,849,246 ) - 100.1% 654,318,885
Other Assets Less Liabilities -  (0.1)%(13) (335,003)
Net Assets - 100% $ 653,983,882
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury Ultra Bond 350 3/23 $ 47,493,343 $ 47,698,438 $ 205,095
U.S. Treasury Long Bond 125 3/23 15,811,246 15,875,000 63,754
Total $63,304,589 $63,573,438 $268,849
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 5-Year Note (325) 3/23 $ (35,061,351) $ (35,285,352) $ (224,001)
U.S. Treasury 2-Year Note (125) 3/23 (25,590,579) (25,669,922) (79,343)
U.S. Treasury 10-Year Note (175) 3/23 (19,721,367) (19,862,500) (141,133)
Total $(80,373,297) $(80,817,774) $(444,477)

maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed and Mortgage-Backed
Securities $ – $ 281,268,177 $ 1,574,776 $ 282,842,953
Corporate Bonds – 182,841,438 – 182,841,438
$1,000 Par (or similar) Institutional
Preferred – 47,599,867 – 47,599,867
Sovereign Debt – 39,569,354 – 39,569,354
U.S. Government and Agency Obligations – 30,479,688 – 30,479,688
Contingent Capital Securities – 21,407,423 – 21,407,423
Variable Rate Senior Loan Interests – 21,245,239 – 21,245,239
$25 Par (or similar) Retail Preferred 2,347,974 1,449,050 – 3,797,024
Investments Purchased with Collateral from
Securities Lending 9,604,721 – – 9,604,721
Short-Term Investments:
Repurchase Agreements – 14,931,178 – 14,931,178
Investments in Derivatives:
Futures Contracts* (175,628) – – (175,628)
Total
$ 11,777,067 $ 640,791,414 $ 1,574,776 $ 654,143,257
* Represents net unrealized appreciation (depreciation).
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(4) Principal Amount (000) rounds to less than $1,000.
(5) For fair value measurement disclosure purposes, investment classified as Level 3.
(6) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $9,317,398.
(7) Perpetual security. Maturity date is not applicable.
(8) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(9) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(10) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(11) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(12) The rate shown is the one-day yield as of the end of the reporting period.

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

(13) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
CME Chicago Mercantile Exchange
DOP Dominican Peso
I/O Interest only security
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
WI/DD Purchased on a when-issued or delayed delivery basis.